UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	December 31, 2019

Date of reporting period:	January 1, 2019 — June 30, 2019

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, at the election of your insurance provider, you may not receive paper reports like this one in the mail from the insurance provider that offers your variable annuity contract or variable life insurance policy unless you specifically request it. Instead, they will be available on a website, and your insurance provider will notify you by mail whenever a new one is available, and provide you with a website link to access the report.

If you wish to continue to receive paper reports free of charge after January 1, 2021, please contact your insurance provider.

If you already receive these reports electronically, no action is required.

Message from the Trustees

August 9, 2019

Dear Shareholder:

If there is any lesson to be learned from constantly changing financial markets, it is the importance of positioning your investment portfolio for your long-term goals. We believe that one strategy is to diversify across different asset classes and investment approaches.

We also believe your mutual fund investment offers a number of advantages, including constant monitoring by experienced investment professionals who maintain a long-term perspective. Putnam’s portfolio managers and analysts take a research-intensive approach that includes risk management strategies designed to serve you through changing conditions.

Another key strategy, in our view, is seeking the counsel of a financial advisor. For over 80 years, Putnam has recognized the importance of professional investment advice. Your financial advisor can help in many ways, including defining and planning for goals such as retirement, evaluating the level of risk appropriate for you, and reviewing your investments on a regular basis and making adjustments as necessary.

As always, your fund’s Board of Trustees remains committed to protecting the interests of Putnam shareholders like you, and we thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. International investing involves currency, economic, and political risks. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. You can lose money by investing in the fund.

Performance summary (as of 6/30/19)

Investment objective

As high a level of current income as Putnam Investment Management, LLC, (Putnam Management) believes is consistent with preservation of capital

Net asset value June 30, 2019

Class IA: $6.00	Class IB: $6.02

Total return at net asset value

			ICE BofAML
			U.S. Treasury
(as of 6/30/19)	Class IA shares*	Class IB shares†	Bill Index
6 months	6.92%	6.79%	1.30%
1 year	3.37	3.08	2.39
5 years	14.37	13.07	4.53
Annualized	2.72	2.49	0.89
10 years	95.97	91.90	5.31
Annualized	6.96	6.74	0.52
Life	283.16	266.26	93.41
Annualized	5.35	5.16	2.59

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: September 15, 1993.

† Class inception date: April 6, 1998.

The ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S.-dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Diversified Income Fund 1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/19 to 6/30/19. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/18	0.81%	1.06%
Annualized expense ratio for the six-month
period ended 6/30/19	0.79%	1.04%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/19		ended 6/30/19
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$4.05	$5.33	$3.96	$5.21
Ending value
(after
expenses)	$1,069.20	$1,067.90	$1,020.88	$1,019.64

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/19. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

2 Putnam VT Diversified Income Fund

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Diversified Income Fund 3

The fund’s portfolio 6/30/19 (Unaudited)

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (69.4%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (5.1%)
Government National Mortgage Association
Pass-Through Certificates
5.50%, 5/20/49	$38,950	$42,439
5.00%, with due dates from 5/20/49 to 6/20/49##	550,818	587,040
4.50%, TBA, 7/1/49	6,000,000	6,254,531
4.50%, with due dates from 5/20/49 to 6/20/49##	594,508	630,411
4.00%, TBA, 7/1/49	3,000,000	3,110,156
		10,624,577
U.S. Government Agency Mortgage Obligations (64.3%)
Federal National Mortgage Association
Pass-Through Certificates
5.00%, 5/1/19	74,904	80,755
4.50%, 5/1/49	59,925	63,711
3.33%, 7/1/20 [i]	247,709	249,275
Uniform Mortgage-Backed Securities
5.50%, TBA, 8/1/49	3,000,000	3,200,391
5.50%, TBA, 7/1/49	3,000,000	3,198,750
4.50%, TBA, 7/1/49	3,000,000	3,134,766
4.00%, TBA, 8/1/49	11,000,000	11,368,672
4.00%, TBA, 7/1/49	18,000,000	18,603,281
3.50%, TBA, 8/1/49	27,000,000	27,598,007
3.50%, TBA, 7/1/49	27,000,000	27,605,391
3.00%, TBA, 7/1/49	22,000,000	22,187,343
2.50%, TBA, 8/1/49	8,000,000	7,933,750
2.50%, TBA, 7/1/49	8,000,000	7,945,000
		133,169,092
Total U.S. government and agency mortgage
obligations (cost $143,413,141)		$143,793,669

U.S. TREASURY OBLIGATIONS (0.3%)*	Principal amount	Value

U.S. Treasury Notes
1.75%, 1/31/23 [i]	$365,000	$367,913
1.125%, 2/28/21 [i]	155,000	153,836
Total U.S. treasury obligations (cost $521,749)		$521,749

MORTGAGE-BACKED SECURITIES (37.2%)*	Principal amount	Value

Agency collateralized mortgage obligations (17.3%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US
LIBOR) + 25.79%), 16.159%, 4/15/37	$25,488	$40,573
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US
LIBOR) + 23.80%), 15.018%, 11/15/35	74,215	114,589
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US
LIBOR) + 22.28%), 14.374%, 12/15/36	49,286	69,396
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR)
+ 19.86%), 12.677%, 3/15/35	157,253	206,189
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA2, Class M3, (1 Month US LIBOR
+ 5.15%), 7.554%, 11/25/28	590,000	660,403
Ser. 4077, Class IK, IO, 5.00%, 7/15/42	1,150,508	179,544
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,054,132	180,266
Ser. 4000, Class PI, IO, 4.50%, 1/15/42	502,695	78,281
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	1,097,990	158,093
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	792,861	111,992
Ser. 4530, Class TI, IO, 4.00%, 11/15/45	1,162,383	177,942
Ser. 4425, IO, 4.00%, 1/15/45	3,000,274	459,282
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	1,750,991	359,247
Ser. 4403, Class CI, IO, 4.00%, 10/15/44	856,473	134,895
Ser. 4000, Class LI, IO, 4.00%, 2/15/42	1,282,866	146,478

MORTGAGE-BACKED
SECURITIES (37.2%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 3.706%, 4/15/47	$1,039,108	$215,408
Ser. 4604, Class QI, IO, 3.50%, 7/15/46	3,083,030	421,358
Ser. 4580, Class ID, IO, 3.50%, 8/15/45	2,535,480	285,452
Ser. 4105, Class HI, IO, 3.50%, 7/15/41	837,459	69,204
Ser. 304, Class C37, IO, 3.50%, 12/15/27	843,358	66,065
Ser. 4210, Class PI, IO, 3.00%, 12/15/41	1,120,856	50,349
FRB Ser. 57, Class 1AX, IO, 0.374%, 7/25/43 W	896,022	8,960
Ser. 3300, PO, zero %, 2/15/37	16,267	14,246
Ser. 3326, Class WF, zero %, 10/15/35 W	756	609
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US
LIBOR) + 39.90%), 25.474%, 7/25/36	30,839	53,695
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US
LIBOR) + 24.57%), 15.751%, 3/25/36	104,153	167,669
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US
LIBOR) + 24.20%), 15.384%, 6/25/37	69,920	106,561
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US
LIBOR) + 23.10%), 14.685%, 11/25/35	73,641	98,621
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US
LIBOR) + 23.28%), 14.467%, 2/25/38	61,939	80,833
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US
LIBOR) + 17.39%), 11.143%, 11/25/34	60,550	70,916
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 2M2, (1 Month US LIBOR + 5.00%), 7.404%,
7/25/25	151,074	161,458
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 2M2, (1 Month US LIBOR + 4.00%), 6.404%,
5/25/25	65,686	68,895
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,375,585	299,944
Ser. 15-30, IO, 5.50%, 5/25/45	2,397,143	500,475
Ser. 374, Class 6, IO, 5.50%, 8/25/36	113,449	21,425
Ser. 378, Class 19, IO, 5.00%, 6/25/35	347,884	63,156
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	325,159	69,011
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	2,050,804	165,399
Ser. 366, Class 22, IO, 4.50%, 10/25/35	8,082	158
IFB Ser. 13-90, Class SD, IO, ((-1 x 1 Month US
LIBOR) + 6.60%), 4.196%, 9/25/43	2,082,684	436,105
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	1,072,266	160,840
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	1,228,339	136,222
Ser. 15-83, IO, 4.00%, 10/25/43	3,588,883	524,874
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	1,052,592	140,132
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	840,956	102,084
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US
LIBOR) + 6.40%), 3.996%, 4/25/40	687,534	128,913
IFB Ser. 15-42, Class LS, IO, ((-1 x 1 Month US
LIBOR) + 6.20%), 3.796%, 6/25/45	3,522,584	600,393
IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 3.696%, 12/25/48	3,130,423	451,955
IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 3.696%, 12/25/46	2,392,507	400,745
IFB Ser. 10-140, Class GS, IO, ((-1 x 1 Month US
LIBOR) + 6.00%), 3.596%, 7/25/39	1,916,236	124,985
Ser. 13-107, Class SB, IO, ((-1 x 1 Month US
LIBOR) + 5.95%), 3.546%, 2/25/43	1,446,607	294,746
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	2,025,838	215,205
Ser. 11-98, Class AI, IO, 3.50%, 11/25/37	2,677,813	54,520
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,254,321	68,363
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	1,541,580	112,856
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	1,166,426	43,240
Ser. 99-51, Class N, PO, zero %, 9/17/29	5,297	4,834

4 Putnam VT Diversified Income Fund

MORTGAGE-BACKED
SECURITIES (37.2%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association IFB
Ser. 18-20, Class SB, IO, ((-1 x 1 Month US
LIBOR) + 0.00%), 3.846%, 3/25/48	$3,761,869	$672,998
Federal National Mortgage Association Grantor
Trust Ser. 00-T6, IO, 0.717%, 11/25/40 W	731,527	15,545
Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	811,258	166,470
Ser. 16-42, IO, 5.00%, 2/20/46	1,378,152	271,638
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	1,459,121	183,922
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	2,458,757	505,078
Ser. 14-76, IO, 5.00%, 5/20/44	736,837	148,845
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	789,058	167,512
Ser. 12-146, IO, 5.00%, 12/20/42	1,197,289	252,173
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	413,177	85,680
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	607,790	127,443
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,679,034	568,510
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,527,756	316,413
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	2,344,751	476,809
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	511,690	98,654
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	4,681,382	777,633
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	930,662	162,866
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	1,701,194	223,809
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	1,132,135	118,784
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	1,203,895	239,274
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	1,801,675	341,896
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	688,639	78,959
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	244,221	30,403
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	1,019,334	189,745
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,225,573	213,785
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,239,505	229,657
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	1,273,492	240,198
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	629,276	119,714
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	624,888	139,194
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	3,564,839	578,395
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	1,082,785	176,216
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45	2,217,081	374,762
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	1,320,604	188,741
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	1,399,367	158,951
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	818,365	136,236
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,299,560	227,278
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	2,972,420	380,308
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US
LIBOR) + 6.15%), 3.767%, 9/20/43	681,869	119,750
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 3.706%, 7/16/43	413,597	68,765
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US
LIBOR) + 0.00%), 3.639%, 6/20/49	333,000	46,204
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	1,483,767	152,726
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	2,860,221	326,494
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	2,406,808	302,985
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	926,547	76,964
Ser. 13-76, IO, 3.50%, 5/20/43	2,308,370	340,969
Ser. 13-28, IO, 3.50%, 2/20/43	761,034	103,181
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	1,100,462	148,562
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,756,257	231,633
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,144,381	146,950
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	1,317,018	224,492
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	1,478,698	257,625
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	2,022,468	343,467
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	1,645,665	125,755
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	2,595,792	216,074

MORTGAGE-BACKED
SECURITIES (37.2%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US
LIBOR) + 5.60%), 3.217%, 8/20/44	$1,856,603	$276,170
Ser. 18-H05, Class AI, IO, 2.415%, 2/20/68 W	2,765,848	372,525
Ser. 17-H11, Class TI, IO, 2.392%, 4/20/67 W	2,244,091	274,486
Ser. 18-H03, Class XI, IO, 2.383%, 2/20/68 W	3,127,067	413,711
Ser. 17-H16, Class JI, IO, 2.367%, 8/20/67 W	3,809,357	542,833
Ser. 17-H12, Class QI, IO, 2.363%, 5/20/67 W	3,114,350	357,459
Ser. 18-H05, Class BI, IO, 2.362%, 2/20/68 W	3,544,366	472,951
Ser. 17-H06, Class BI, IO, 2.361%, 2/20/67 W	3,004,052	345,466
Ser. 17-H02, Class BI, IO, 2.348%, 1/20/67 W	2,631,489	324,210
Ser. 16-H22, Class AI, IO, 2.313%, 10/20/66 W	3,421,673	375,960
Ser. 16-H23, Class NI, IO, 2.254%, 10/20/66 W	9,809,110	1,105,487
Ser. 16-H16, Class EI, IO, 2.231%, 6/20/66 W	2,562,705	280,360
Ser. 17-H08, Class NI, IO, 2.23%, 3/20/67 W	3,954,499	438,158
Ser. 16-H24, Class JI, IO, 2.19%, 11/20/66 W	3,131,322	387,501
Ser. 16-H03, Class AI, IO, 2.115%, 1/20/66 W	2,644,371	247,910
Ser. 16-H14, Class AI, IO, 2.071%, 6/20/66 W	2,480,668	257,724
Ser. 15-H10, Class BI, IO, 2.052%, 4/20/65 W	2,256,122	208,739
Ser. 16-H09, Class BI, IO, 2.019%, 4/20/66 W	4,432,422	452,005
Ser. 16-H03, Class DI, IO, 2.004%, 12/20/65 W	3,120,079	269,107
Ser. 16-H17, Class KI, IO, 1.999%, 7/20/66 W	1,736,132	190,974
Ser. 17-H11, Class DI, IO, 1.927%, 5/20/67 W	2,723,404	306,383
Ser. 15-H24, Class AI, IO, 1.889%, 9/20/65 W	3,155,880	294,649
Ser. 16-H02, Class HI, IO, 1.888%, 1/20/66 W	3,763,292	308,590
Ser. 17-H16, Class IB, IO, 1.867%, 8/20/67 W	3,293,454	326,915
Ser. 17-H09, IO, 1.862%, 4/20/67 W	3,605,173	348,281
Ser. 17-H10, Class MI, IO, 1.862%, 4/20/67 W	5,119,943	482,299
Ser. 15-H25, Class EI, IO, 1.859%, 10/20/65 W	2,768,421	243,067
FRB Ser. 15-H08, Class CI, IO, 1.793%, 3/20/65 W	1,699,962	141,423
Ser. 16-H10, Class AI, IO, 1.773%, 4/20/66 W	5,091,912	355,278
Ser. 15-H23, Class BI, IO, 1.738%, 9/20/65 W	3,620,676	297,982
Ser. 17-H16, Class IG, IO, 1.712%, 7/20/67 W	3,417,956	333,251
Ser. 16-H06, Class DI, IO, 1.712%, 7/20/65	4,946,892	386,110
Ser. 16-H24, Class CI, IO, 1.695%, 10/20/66 W	2,453,516	199,356
Ser. 16-H14, IO, 1.684%, 6/20/66 W	2,038,690	142,994
Ser. 13-H08, Class CI, IO, 1.66%, 2/20/63 W	4,116,340	220,636
Ser. 16-H06, Class CI, IO, 1.631%, 2/20/66 W	5,394,124	356,163
Ser. 15-H25, Class AI, IO, 1.614%, 9/20/65 W	5,067,600	394,259
Ser. 14-H21, Class BI, IO, 1.545%, 10/20/64 W	3,159,628	220,542
Ser. 15-H26, Class CI, IO, 0.456%, 8/20/65 W	6,917,900	80,248
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,533	1,314
		35,788,615
Commercial mortgage-backed securities (8.9%)
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51 W	5,067,423	51
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45 W	879,000	782,310
Ser. 05-PWR7, Class B, 5.214%, 2/11/41 W	612,432	615,494
Bear Stearns Commercial Mortgage Securities Trust
144A
FRB Ser. 06-PW11, Class B, 5.809%, 3/11/39 W	383,274	272,067
FRB Ser. 07-T28, Class D, 5.718%, 9/11/42 W	275,000	155,369
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS,
IO, zero %, 11/15/44 W	1,561,807	16
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.939%, 12/15/47 W	326,000	327,251
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47 W	822,000	782,993

Putnam VT Diversified Income Fund 5

MORTGAGE-BACKED
SECURITIES (37.2%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.911%, 10/15/45 W	$233,000	$210,488
Ser. 12-CR3, Class F, 4.75%, 10/15/45 W	700,000	549,014
FRB Ser. 13-CR9, Class D, 4.397%, 7/10/45 W	452,000	413,928
Credit Suisse Commercial Mortgage Trust FRB
Ser. 06-C5, Class AX, IO, 1.089%, 12/15/39 W	1,130,102	5,400
Credit Suisse Commercial Mortgage Trust 144A FRB
Ser. 07-C4, Class C, 5.91%, 9/15/39 W	9,206	9,206
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%,
12/28/38 (Cayman Islands)	111,645	113,361
CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.936%, 4/15/50 W	407,000	385,278
GS Mortgage Securities Corp. II 144A FRB
Ser. 05-GG4, Class XC, IO, 1.59%, 7/10/39 W	579,530	58
GS Mortgage Securities Trust 144A FRB
Ser. 14-GC24, Class D, 4.671%, 9/10/47 W	675,000	609,042
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.978%, 2/15/47 W	987,000	920,060
FRB Ser. C14, Class D, 4.713%, 8/15/46 W	372,000	353,244
FRB Ser. 14-C18, Class E, 4.478%, 2/15/47 W	381,000	316,018
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	656,000	457,899
JPMorgan Chase Commercial Mortgage Securities
Trust FRB Ser. 13-LC11, Class D, 4.307%, 4/15/46 W	314,000	279,201
JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-CB20, Class E, 6.389%, 2/12/51 W	403,000	394,940
FRB Ser. 11-C3, Class F, 5.852%, 2/15/46 W	401,000	402,135
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	715,000	602,550
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51 W	2,121,743	21
LSTAR Commercial Mortgage Trust 144A FRB
Ser. 15-3, Class C, 3.273%, 4/20/48 W	413,000	389,901
Mezz Cap Commercial Mortgage Trust 144A FRB
Ser. 07-C5, Class X, IO, 6.219%, 12/15/49 W	206,050	264
Morgan Stanley Bank of America Merrill Lynch
Trust 144A
FRB Ser. 13-C11, Class D, 4.499%, 8/15/46 W	750,000	393,750
FRB Ser. 13-C10, Class D, 4.218%, 7/15/46 W	478,000	471,248
Ser. 14-C17, Class E, 3.50%, 8/15/47	369,000	286,167
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44 W	294,488	80,884
Ser. 07-HQ11, Class B, 5.538%, 2/12/44 W	28,268	28,243
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	286,311	260,901
Morgan Stanley Capital I Trust 144A FRB
Ser. 08-T29, Class F, 6.288%, 1/11/43 W	176,893	180,237
STRIPS CDO 144A Ser. 03-1A, Class N, IO, 5.00%,
3/24/20 (Cayman Islands) (In default) † W	158,000	16
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8.00%, 12/28/38	472,775	39,428
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	490,000	357,838
Wachovia Bank Commercial Mortgage Trust FRB
Ser. 07-C34, IO, 0.123%, 5/15/46 W	1,838,925	18
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.421%, 7/15/46 W	649,000	601,093
Ser. 14-LC16, Class D, 3.938%, 8/15/50	828,000	682,219
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	1,331,000	1,045,246
FRB Ser. 12-C7, Class E, 4.97%, 6/15/45 W	875,000	757,234
FRB Ser. 13-C15, Class D, 4.622%, 8/15/46 W	1,231,000	1,000,457

MORTGAGE-BACKED
SECURITIES (37.2%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C10, Class D, 4.586%, 12/15/45 W	$1,152,000	$976,451
Ser. 12-C7, Class F, 4.50%, 6/15/45 W	2,626,000	1,883,785
		18,392,774
Residential mortgage-backed securities (non-agency) (11.0%)
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6,
4.301%, 11/27/36 W	540,916	454,369
Bear Stearns Alt-A Trust FRB Ser. 05-8,
Class 21A1, 4.466%, 10/25/35 W	363,140	337,705
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1,
(1 Month US LIBOR + 4.75%), 7.154%, 10/25/27
(Bermuda)	220,000	233,063
Chevy Chase Funding LLC Mortgage-Backed
Certificates 144A FRB Ser. 06-4A, Class A2,
(1 Month US LIBOR + 0.18%), 2.584%, 11/25/47	235,255	199,710
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-AMC3, Class A2D, (1 Month US LIBOR
+ 0.35%), 2.754%, 3/25/37	825,989	720,653
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (1 Month US LIBOR
+ 1.50%), 4.004%, 9/25/35	190,728	189,213
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR
+ 0.94%), 3.444%, 6/25/46	374,574	342,804
FRB Ser. 06-OA7, Class 1A1, 3.081%, 6/25/46 W	861,357	757,994
FRB Ser. 06-24CB, Class A13, (1 Month US LIBOR
+ 0.35%), 2.754%, 8/1/36	305,623	198,032
FRB Ser. 05-38, Class A3, (1 Month US LIBOR
+ 0.35%), 2.754%, 9/25/35	382,644	363,010
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR
+ 0.33%), 2.713%, 11/20/35	395,544	377,235
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR
+ 0.21%), 2.614%, 4/25/47	163,704	144,366
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR
+ 0.19%), 2.594%, 8/25/46	253,483	230,670
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR
+ 0.19%), 2.594%, 8/25/46	329,710	304,982
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR
+ 0.19%), 2.594%, 8/25/46	1,595,564	1,408,039
Deutsche Alt-A Securities Mortgage Loan Trust FRB
Ser. 06-AR4, Class A2, (1 Month US LIBOR
+ 0.19%), 2.594%, 12/25/36	426,025	255,302
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA1, Class B, (1 Month US LIBOR
+ 10.00%), 12.404%, 7/25/28	781,108	1,042,471
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA3, Class B, (1 Month US LIBOR
+ 9.35%), 11.754%, 4/25/28	522,507	683,765
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA2, Class B, (1 Month US LIBOR
+ 7.55%), 9.954%, 12/25/27	419,584	511,408
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRN
Ser. 19-DNA1, Class M2, (1 Month US LIBOR
+ 2.65%), 5.054%, 1/25/49	99,000	100,843
Structured Agency Credit Risk Debt FRN
Ser. 19-DNA2, Class M2, (1 Month US LIBOR
+ 2.45%), 4.854%, 3/25/49	205,000	207,804
Seasoned Credit Risk Transfer Trust Ser. 19-2,
Class M, 4.75%, 8/25/58 W	253,000	246,567

6 Putnam VT Diversified Income Fund

MORTGAGE-BACKED
SECURITIES (37.2%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1B, (1 Month US LIBOR + 12.25%), 14.654%,
9/25/28	$876,741	$1,275,992
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1B, (1 Month US LIBOR + 11.75%), 14.154%,
10/25/28	497,649	711,074
Connecticut Avenue Securities FRB Ser. 16-C01,
Class 1B, (1 Month US LIBOR + 11.75%), 14.154%,
8/25/28	273,420	393,063
Connecticut Avenue Securities FRB Ser. 16-C05,
Class 2B, (1 Month US LIBOR + 10.75%), 13.154%,
1/25/29	89,772	118,730
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 2M2, (1 Month US LIBOR + 5.90%), 8.304%,
10/25/28	1,403,520	1,541,566
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 1M2, (1 Month US LIBOR + 5.70%), 8.104%,
4/25/28	1,040,418	1,151,172
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 2M2, (1 Month US LIBOR + 5.55%), 7.954%,
4/25/28	141,129	153,266
Connecticut Avenue Securities FRB Ser. 17-C02,
Class 2B1, (1 Month US LIBOR + 5.50%), 7.904%,
9/25/29	405,000	455,752
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 1M2, (1 Month US LIBOR + 5.00%), 7.404%,
7/25/25	1,304,451	1,416,887
Connecticut Avenue Securities FRB Ser. 17-C03,
Class 1B1, (1 Month US LIBOR + 4.85%), 7.254%,
10/25/29	445,000	501,086
Connecticut Avenue Securities FRB Ser. 18-C05,
Class 1B1, (1 Month US LIBOR + 4.25%), 6.654%,
1/25/31	620,000	653,135
Connecticut Avenue Securities FRB Ser. 16-C06,
Class 1M2, (1 Month US LIBOR + 4.25%), 6.654%,
4/25/29	63,000	68,175
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 1M2, (1 Month US LIBOR + 4.00%), 6.404%,
5/25/25	29,544	31,411
Connecticut Avenue Securities FRB Ser. 17-C05,
Class 1B1, (1 Month US LIBOR + 3.60%), 6.004%,
1/25/30	160,000	166,446
Connecticut Avenue Securities FRB Ser. 18-C01,
Class 1B1, (1 Month US LIBOR + 3.55%), 5.954%,
7/25/30	236,000	241,673
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB
Ser. 19-R04, Class 2B1, (1 Month US LIBOR
+ 0.00%), 7.654%, 6/25/39	200,000	204,086
Connecticut Avenue Securities Trust FRB
Ser. 19-R03, Class 1B1, (1 Month US LIBOR
+ 4.10%), 6.504%, 9/25/31	200,000	207,501
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2,
(1 Month US LIBOR + 0.18%), 2.584%, 5/25/36	634,855	274,734
GSR Mortgage Loan Trust FRB Ser. 07-OA1,
Class 2A3A, (1 Month US LIBOR + 0.31%), 2.714%,
5/25/37	230,510	169,262
HarborView Mortgage Loan Trust FRB Ser. 05-2,
Class 1A, (1 Month US LIBOR + 0.52%), 2.91%,
5/19/35	237,367	150,555
JPMorgan Alternative Loan Trust FRB Ser. 07-A2,
Class 12A1, IO, (1 Month US LIBOR + 0.20%),
2.604%, 6/25/37	293,281	175,026

MORTGAGE-BACKED
SECURITIES (37.2%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2,
Class A2, 4.25%, 1/25/59	$260,000	$253,292
Morgan Stanley Re-REMIC Trust 144A FRB
Ser. 10-R4, Class 4B, (1 Month US LIBOR
+ 0.23%), 3.246%, 2/26/37	308,036	275,014
MortgageIT Trust FRB Ser. 05-3, Class M2,
(1 Month US LIBOR + 0.80%), 3.199%, 8/25/35	120,249	116,385
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1,
(1 Month US LIBOR + 6.00%), 8.154%, 4/25/27
(Bermuda)	280,000	299,600
Residential Accredit Loans, Inc. FRB
Ser. 06-QO10, Class A1, (1 Month US LIBOR
+ 0.16%), 2.564%, 1/25/37	438,905	419,770
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR
+ 0.18%), 2.584%, 1/25/37	420,401	394,041
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.10%, 9/25/35 W	323,284	327,964
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR
+ 0.40%), 2.804%, 12/25/45	316,368	309,245
FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR
+ 0.35%), 2.754%, 12/25/45	676,569	659,812
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 5.208%, 4/25/36 W	176,884	180,422
FRB Ser. 06-AR2, Class 1A1, 4.949%, 3/25/36 W	177,445	178,320
		22,784,462

Total mortgage-backed securities (cost $76,838,003)		$76,965,851

CORPORATE BONDS AND NOTES (20.3%)*	Principal amount	Value

Basic materials (1.9%)
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 7.875%, 8/15/23	$102,000	$109,298
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 5.95%, 1/15/21	39,000	40,073
Beacon Roofing Supply, Inc. company
guaranty sr. unsec. unsub. notes 6.375%, 10/1/23	87,000	90,371
Beacon Roofing Supply, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/25	77,000	76,230
Berry Global Escrow Corp. 144A notes 5.625%,
7/15/27	45,000	46,800
Berry Global Escrow Corp. 144A sr. notes 4.875%,
7/15/26	45,000	45,956
Big River Steel, LLC/BRS Finance Corp. 144A
company guaranty sr. notes 7.25%, 9/1/25	160,000	168,088
BMC East, LLC 144A company
guaranty sr. notes 5.50%, 10/1/24	143,000	144,966
Boise Cascade Co. 144A company
guaranty sr. unsec. notes 5.625%, 9/1/24	193,000	196,860
Builders FirstSource, Inc. 144A company
guaranty sr. unsub. notes 5.625%, 9/1/24	48,000	49,472
Builders FirstSource, Inc. 144A sr. notes 6.75%,
6/1/27	25,000	26,375
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24	100,000	100,050
Chemours Co. (The) company guaranty sr. unsec.
notes 5.375%, 5/15/27	42,000	40,005
Chemours Co. (The) company guaranty sr. unsec.
unsub. notes 7.00%, 5/15/25	49,000	51,205
Cleveland-Cliffs, Inc. company
guaranty sr. unsec. notes 5.75%, 3/1/25	10,000	9,950
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 7/15/24	202,000	192,910

Putnam VT Diversified Income Fund 7

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount	Value

Basic materials cont.
Freeport-McMoRan, Inc. company guaranty
sr. unsec. notes 6.875%, 2/15/23 (Indonesia)	$128,000	$134,720
Freeport-McMoRan, Inc. company guaranty
sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	55,000	50,325
GCP Applied Technologies, Inc. 144A sr. unsec.
notes 5.50%, 4/15/26	252,000	255,780
Greif, Inc. 144A company guaranty sr. unsec.
notes 6.50%, 3/1/27	116,000	119,770
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	132,000	128,040
Joseph T Ryerson & Son, Inc. 144A
sr. notes 11.00%, 5/15/22	49,000	51,818
Louisiana-Pacific Corp. company
guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	100,000	101,625
Mercer International, Inc. company guaranty
sr. unsec. notes 7.75%, 12/1/22 (Canada)	38,000	39,425
Mercer International, Inc. sr. unsec.
notes 6.50%, 2/1/24 (Canada)	74,000	76,590
Mercer International, Inc. sr. unsec.
notes 5.50%, 1/15/26 (Canada)	55,000	54,725
Mercer International, Inc. 144A sr. unsec.
notes 7.375%, 1/15/25 (Canada)	20,000	21,250
NCI Building Systems, Inc. 144A company
guaranty sr. unsec. sub. notes 8.00%, 4/15/26	107,000	104,058
Novelis Corp. 144A company guaranty sr. unsec.
notes 6.25%, 8/15/24	345,000	360,525
PQ Corp. 144A company guaranty sr. unsec.
notes 5.75%, 12/15/25	129,000	130,774
Smurfit Kappa Treasury Funding DAC company
guaranty sr. unsec. unsub. notes 7.50%, 11/20/25
(Ireland)	139,000	161,588
Starfruit Finco BV/Starfruit US Holdco, LLC 144A
sr. unsec. notes 8.00%, 10/1/26 (Netherlands)	150,000	154,125
Steel Dynamics, Inc. company guaranty sr. unsec.
notes 5.00%, 12/15/26	45,000	46,913
Steel Dynamics, Inc. company guaranty sr. unsec.
notes 4.125%, 9/15/25	17,000	16,915
TopBuild Corp. 144A company guaranty sr. unsec.
notes 5.625%, 5/1/26	125,000	127,813
Tronox Finance PLC 144A company
guaranty sr. unsec. notes 5.75%, 10/1/25
(United Kingdom)	45,000	43,650
U.S. Concrete, Inc. company guaranty sr. unsec.
unsub. notes 6.375%, 6/1/24	115,000	119,600
WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/24	83,000	89,433
Zekelman Industries, Inc. 144A company
guaranty sr. notes 9.875%, 6/15/23	165,000	174,178
		3,952,249
Capital goods (1.4%)
Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 10/1/27	155,000	153,838
Amsted Industries, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 7/1/27	70,000	72,975
ATS Automation Tooling Systems, Inc. 144A
sr. unsec. notes 6.50%, 6/15/23 (Canada)	82,000	84,733
Berry Global, Inc. company guaranty notes 5.50%,
5/15/22	105,000	106,181
Berry Global, Inc. company
guaranty unsub. notes 5.125%, 7/15/23	100,000	102,230
Berry Global, Inc. 144A notes 4.50%, 2/15/26	32,000	31,520

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount		Value

Capital goods cont.
Bombardier, Inc. 144A sr. unsec. notes 8.75%,
12/1/21 (Canada)		$39,000	$42,413
Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6.875%, 12/15/20		164,000	170,560
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%,
7/15/29		35,000	35,700
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%,
7/15/27		65,000	66,063
Crown Americas, LLC/Crown Americas Capital Corp.
VI company guaranty sr. unsec. notes 4.75%,
2/1/26		60,000	61,650
Crown Cork & Seal Co., Inc. company
guaranty sr. unsec. bonds 7.375%, 12/15/26		111,000	127,650
Great Lakes Dredge & Dock Corp. company
guaranty sr. unsec. notes 8.00%, 5/15/22		144,000	152,460
Hulk Finance Corp. 144A sr. unsec. notes 7.00%,
6/1/26 (Canada)		83,000	84,971
Nordex SE sr. unsec. notes Ser. REGS, 6.50%,
2/1/23 (Germany)	EUR	100,000	114,144
Novafives SAS sr. notes Ser. REGS, 5.00%, 6/15/25
(France)	EUR	100,000	108,228
Oshkosh Corp. company guaranty sr. unsec.
sub. notes 5.375%, 3/1/25		$85,000	88,188
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc. 144A company
guaranty sr. notes 6.25%, 5/15/26		102,000	105,953
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc. 144A company
guaranty sr. unsec. notes 8.50%, 5/15/27		90,000	92,700
RBS Global, Inc./Rexnord, LLC 144A sr. unsec.
notes 4.875%, 12/15/25		170,000	172,125
Resideo Funding, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 11/1/26		65,000	67,600
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		210,000	208,763
Stevens Holding Co, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 10/1/26		142,000	149,633
Tennant Co. company guaranty sr. unsec.
unsub. notes 5.625%, 5/1/25		80,000	82,600
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.375%, 6/15/26		72,000	72,540
TransDigm, Inc. 144A company
guaranty sr. notes 6.25%, 3/15/26		359,000	377,848
			2,933,266
Communication services (2.5%)
Altice Financing SA 144A company
guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)		200,000	205,000
Altice France SA 144A sr. bonds 6.25%, 5/15/24
(France)		200,000	205,750
Altice Luxembourg SA company guaranty
sr. unsec. sub. notes Ser. REGS, 6.25%,
2/15/25 (Luxembourg)	EUR	100,000	112,906
Altice Luxembourg SA 144A company
guaranty sr. unsec. notes 7.75%, 5/15/22
(Luxembourg)		$200,000	203,250
Cablevision Systems Corp. sr. unsec.
unsub. notes 8.00%, 4/15/20		66,000	68,167
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. bonds 5.50%, 5/1/26		253,000	264,777
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. notes 5.875%, 4/1/24		220,000	229,900
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. bonds 5.375%, 6/1/29 ##		280,000	289,100

8 Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount		Value

Communication services cont.
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. notes 5.75%, 2/15/26		$69,000	$72,364
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. unsub. notes 5.125%, 5/1/23		64,000	65,340
CommScope Technologies, LLC 144A company
guaranty sr. unsec. notes 6.00%, 6/15/25		236,000	221,182
CommScope Technologies, LLC 144A company
guaranty sr. unsec. unsub. notes 5.00%, 3/15/27		12,000	10,440
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%,
6/1/24		98,000	101,798
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%,
11/15/21		146,000	155,855
CSC Holdings, LLC 144A sr. unsec.
unsub. notes 7.50%, 4/1/28		200,000	219,560
CSC Holdings, LLC 144A sr. unsec.
unsub. notes 5.125%, 12/15/21		256,000	256,000
Digicel Group Two Ltd. 144A company guaranty
sr. unsec. notes 6.75%, 3/1/23 (Jamaica)		200,000	113,500
DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5.875%, 11/15/24		117,000	110,711
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27 R		111,000	118,989
Equinix, Inc. sr. unsec. unsub. notes 5.875%,
1/15/26 R		30,000	31,763
Frontier Communications Corp. 144A company
guaranty notes 8.50%, 4/1/26		66,000	64,020
Intelsat Connect Finance SA 144A company
guaranty sr. unsec. notes 9.50%, 2/15/23
(Luxembourg)		81,000	71,685
Intelsat Jackson Holdings SA 144A company
guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		8,000	8,340
Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		79,000	79,984
Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		194,000	200,790
Quebecor Media, Inc. sr. unsec.
unsub. notes 5.75%, 1/15/23 (Canada)		36,000	38,520
Sprint Capital Corp. company guaranty sr. unsec.
unsub. notes 6.875%, 11/15/28		101,000	103,808
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.875%, 9/15/23		328,000	356,290
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.25%, 9/15/21		175,000	185,938
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6.375%, 3/1/25		135,000	140,198
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 5.375%, 4/15/27		27,000	28,890
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. bonds 4.75%, 2/1/28		105,000	108,029
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 4.50%, 2/1/26		45,000	46,069
Unitymedia Hessen GmbH & Co. KG/
Unitymedia NRW GmbH company
guaranty sr. bonds Ser. REGS,
6.25%, 1/15/29 (Germany)	EUR	231,300	292,169
Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5.00%, 7/15/22 (Canada)		$172,000	180,170
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 5.125%, 4/15/27 (Canada)		60,000	62,625
Virgin Media Secured Finance PLC company
guaranty sr. notes Ser. REGS, 5.125%,
1/15/25 (United Kingdom)	GBP	100,000	131,478

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount		Value

Communication services cont.
Virgin Media Secured Finance PLC 144A
company guaranty sr. bonds 5.00%,
4/15/27 (United Kingdom)	GBP	100,000	$130,708
			5,286,063
Consumer cyclicals (3.3%)
American Builders & Contractors Supply Co., Inc.
144A company guaranty sr. unsec. notes 5.875%,
5/15/26		$30,000	31,275
American Builders & Contractors Supply Co., Inc.
144A sr. unsec. notes 5.75%, 12/15/23		86,000	89,010
Boyd Gaming Corp. company guaranty sr. unsec.
notes 6.00%, 8/15/26		125,000	131,406
Cinemark USA, Inc. company guaranty sr. unsec.
notes 5.125%, 12/15/22		52,000	52,780
Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 4.875%, 6/1/23		65,000	65,813
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		105,000	106,969
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A
company guaranty sr. unsec. notes 5.25%,
10/15/25		160,000	160,500
Eldorado Resorts, Inc. company
guaranty sr. unsec. notes 6.00%, 9/15/26		20,000	21,850
Eldorado Resorts, Inc. company
guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		65,000	67,925
Entercom Media Corp. 144A company
guaranty notes 6.50%, 5/1/27		91,000	94,640
Entercom Media Corp. 144A company
guaranty sr. unsec. notes 7.25%, 11/1/24		84,000	88,515
Gartner, Inc. 144A company guaranty sr. unsec.
notes 5.125%, 4/1/25		70,000	71,960
Gray Television, Inc. 144A sr. unsec.
notes 7.00%, 5/15/27		189,000	205,065
Hanesbrands, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		90,000	93,438
Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. company guaranty sr. unsec.
notes 4.875%, 4/1/27		135,000	139,516
Howard Hughes Corp. (The) 144A sr. unsec.
notes 5.375%, 3/15/25		142,000	146,714
iHeartCommunications, Inc. company
guaranty sr. notes 6.375%, 5/1/26		79,202	84,053
iHeartCommunications, Inc. company
guaranty sr. unsec. notes 8.375%, 5/1/27		152,931	160,199
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%,
8/1/28 (United Kingdom)		50,000	54,563
IHS Markit, Ltd. 144A company
guaranty notes 4.75%, 2/15/25 (United Kingdom)		80,000	85,800
IHS Markit, Ltd. 144A company guaranty sr. unsec.
notes 4.00%, 3/1/26 (United Kingdom)		25,000	25,813
Iron Mountain, Inc. 144A company
guaranty sr. unsec. bonds 5.25%, 3/15/28 R		50,000	50,063
Iron Mountain, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 9/15/27 R		170,000	168,513
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
144A company guaranty sr. notes 6.75%, 11/15/21		174,000	178,733
JC Penney Corp., Inc. company guaranty sr. unsec.
unsub. bonds 7.40%, 4/1/37		84,000	22,680
Jeld-Wen, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 12/15/27		60,000	58,050
Jeld-Wen, Inc. 144A company guaranty sr. unsec.
notes 4.625%, 12/15/25		38,000	37,288

Putnam VT Diversified Income Fund 9

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Lennar Corp. company guaranty sr. unsec.
sub. notes 5.875%, 11/15/24	$69,000	$75,641
Lions Gate Capital Holdings, LLC 144A company
guaranty sr. unsec. notes 5.875%, 11/1/24	129,000	132,225
Lions Gate Capital Holdings, LLC 144A sr. unsec.
notes 6.375%, 2/1/24	90,000	94,613
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/24	67,000	68,926
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 3/15/26	65,000	68,169
Mattamy Group Corp. 144A sr. unsec. notes 6.875%,
12/15/23 (Canada)	71,000	73,929
Mattamy Group Corp. 144A sr. unsec. notes 6.50%,
10/1/25 (Canada)	39,000	40,950
Meredith Corp. company guaranty sr. unsec.
notes 6.875%, 2/1/26	95,000	100,807
MGM Resorts International company
guaranty sr. unsec. unsub. notes 6.625%,
12/15/21	175,000	189,000
Navistar International Corp. 144A sr. unsec.
notes 6.625%, 11/1/25	193,000	202,168
Nexstar Broadcasting, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 8/1/24	101,000	104,632
Nexstar Escrow, Inc. 144A sr. unsec.
notes 5.625%, 7/15/27	35,000	35,831
Nielsen Co. Luxembourg SARL (The) 144A company
guaranty sr. unsec. notes 5.00%, 2/1/25
(Luxembourg)	61,000	59,933
Nielsen Finance, LLC/Nielsen Finance Co. 144A
company guaranty sr. unsec. sub. notes 5.00%,
4/15/22	124,000	123,690
Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5.875%, 3/15/25	125,000	129,219
Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5.625%, 2/15/24	66,000	67,901
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.75%, 10/1/22	200,000	202,750
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.50%, 5/15/26	48,000	50,040
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.375%, 12/1/24	109,000	111,998
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 7.875%, 6/15/32	9,000	10,710
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 3/1/26	155,000	167,400
Refinitiv US Holdings, Inc. 144A company
guaranty sr. notes 6.25%, 5/15/26	17,000	17,485
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 6.125%, 8/15/21	165,000	167,888
Sabre GLBL, Inc. 144A company
guaranty sr. notes 5.375%, 4/15/23	131,000	133,948
Scientific Games International, Inc. company
guaranty sr. unsec. notes 10.00%, 12/1/22	205,000	214,994
Scientific Games International, Inc. 144A company
guaranty sr. notes 5.00%, 10/15/25	55,000	55,550
Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 8/1/24	60,000	61,350
Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. sub. notes 6.00%, 7/15/24	105,000	108,255

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount		Value

Consumer cyclicals cont.
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.00%, 8/1/27		$157,000	$159,551
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 4/15/27		155,000	161,200
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		195,000	198,047
Spectrum Brands, Inc. company guaranty sr. unsec.
sub. notes 6.625%, 11/15/22		7,000	7,158
Standard Industries, Inc. 144A sr. unsec.
notes 6.00%, 10/15/25		30,000	31,838
Standard Industries, Inc. 144A sr. unsec.
notes 5.375%, 11/15/24		151,000	156,285
Standard Industries, Inc. 144A sr. unsec.
notes 4.75%, 1/15/28		10,000	9,925
Tendam Brands SAU sr. notes Ser. REGS,
5.00%, 9/15/24 (Spain)	EUR	100,000	116,836
Tribune Media Co. company guaranty sr. unsec.
notes 5.875%, 7/15/22		$107,000	108,862
Weekley Homes, LLC/Weekley Finance Corp.
sr. unsec. notes 6.00%, 2/1/23		70,000	69,125
Wolverine World Wide, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 9/1/26		87,000	85,913
Wyndham Hotels & Resorts, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 4/15/26		90,000	94,275
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
144A company guaranty sr. unsec.
sub. notes 5.25%, 5/15/27		220,000	220,825
			6,782,973
Consumer staples (0.8%)
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty notes 5.00%, 10/15/25 (Canada)		135,000	136,013
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		100,000	101,125
Energizer Holdings, Inc. 144A company
guaranty sr. unsec. notes 7.75%, 1/15/27		10,000	10,823
Energizer Holdings, Inc. 144A company
guaranty sr. unsec. sub. notes 6.375%, 7/15/26		35,000	35,963
Go Daddy Operating Co, LLC/GD Finance Co., Inc.
144A company guaranty sr. unsec. notes 5.25%,
12/1/27		45,000	46,575
Golden Nugget, Inc. 144A company
guaranty sr. unsec. sub. notes 8.75%, 10/1/25		81,000	85,050
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%,
10/15/24		180,000	185,400
IAA, Inc. 144A sr. unsec. notes 5.50%, 6/15/27		20,000	20,800
Itron, Inc. 144A company guaranty sr. unsec.
notes 5.00%, 1/15/26		70,000	71,575
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.25%, 6/1/26		115,000	120,605
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.00%, 6/1/24		115,000	118,881
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 4.75%, 6/1/27		65,000	66,625
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		130,000	135,200
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		32,000	33,160

10 Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount	Value

Consumer staples cont.
Match Group, Inc. 144A sr. unsec. bonds 5.00%,
12/15/27	$142,000	$148,731
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	90,000	92,813
Netflix, Inc. sr. unsec. unsub. notes 5.875%,
11/15/28	150,000	166,068
Netflix, Inc. 144A sr. unsec. bonds 6.375%,
5/15/29	50,000	56,828
Newell Brands, Inc. sr. unsec.
unsub. notes 4.20%, 4/1/26	85,000	84,476
		1,716,711
Energy (4.1%)
Aker BP ASA 144A sr. unsec. notes 6.00%, 7/1/22
(Norway)	150,000	154,313
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25
(Norway)	184,000	194,350
Antero Midstream Partners LP/Antero Midstream
Finance Corp. 144A sr. unsec. notes 5.75%,
1/15/28	70,000	69,300
Antero Resources Corp. company
guaranty sr. unsec. notes 5.625%, 6/1/23	40,000	38,608
Antero Resources Corp. company
guaranty sr. unsec. notes 5.00%, 3/1/25	130,000	119,925
Apergy Corp. company guaranty sr. unsec.
notes 6.375%, 5/1/26	103,000	103,773
Ascent Resources Utica Holdings, LLC/ARU
Finance Corp. 144A sr. unsec. notes 10.00%,
4/1/22	79,000	83,633
Ascent Resources Utica Holdings, LLC/ARU
Finance Corp. 144A sr. unsec. notes 7.00%,
11/1/26	35,000	31,938
California Resources Corp. 144A company
guaranty notes 8.00%, 12/15/22	161,000	121,354
Cenovus Energy, Inc. sr. unsec. bonds 6.75%,
11/15/39 (Canada)	75,000	88,313
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.875%, 3/31/25	219,000	243,911
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	301,000	326,961
Chesapeake Energy Corp. company
guaranty sr. unsec. notes 8.00%, 6/15/27	43,000	37,894
Chesapeake Energy Corp. company
guaranty sr. unsec. notes 8.00%, 1/15/25	85,000	78,838
Chesapeake Energy Corp. company
guaranty sr. unsec. notes 5.75%, 3/15/23	8,000	7,500
Covey Park Energy, LLC/Covey Park Finance Corp.
144A company guaranty sr. unsec. notes 7.50%,
5/15/25	148,000	106,560
Denbury Resources, Inc. 144A company
guaranty notes 9.00%, 5/15/21	90,000	88,650
Denbury Resources, Inc. 144A company
guaranty sub. notes 7.75%, 2/15/24	35,000	29,050
Diamondback Energy, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 5/31/25	140,000	147,175
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. bonds 5.75%, 1/30/28	120,000	126,750
Energy Transfer Partners LP company
guaranty sr. unsec. notes 5.875%, 1/15/24	91,000	101,298
Energy Transfer Partners LP company
guaranty sr. unsec. notes 5.50%, 6/1/27	50,000	55,891
Energy Transfer Partners LP jr. unsec. sub. FRB
Ser. B, 6.625%, perpetual maturity	210,000	196,350

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount	Value

Energy cont.
Ensco Rowan PLC sr. unsec. notes 7.75%, 2/1/26
(United Kingdom)	$81,000	$60,345
Hess Infrastructure Partners LP/Hess
Infrastructure Partners Finance Corp. 144A
sr. unsec. notes 5.625%, 2/15/26	129,000	132,709
Holly Energy Partners LP/Holly Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 6.00%, 8/1/24	181,000	188,466
Indigo Natural Resources, LLC 144A sr. unsec.
notes 6.875%, 2/15/26	123,000	110,393
MEG Energy Corp. 144A company guaranty sr. unsec.
notes 7.00%, 3/31/24 (Canada)	7,000	6,650
MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6.375%, 1/30/23 (Canada)	37,000	35,243
MEG Energy Corp. 144A notes 6.50%, 1/15/25
(Canada)	90,000	90,450
Nabors Industries, Inc. company
guaranty sr. unsec. notes 5.75%, 2/1/25	115,000	101,919
Nabors Industries, Inc. company
guaranty sr. unsec. notes 5.50%, 1/15/23	15,000	14,025
Nine Energy Service, Inc. 144A sr. unsec.
notes 8.75%, 11/1/23	45,000	43,875
Noble Holding International, Ltd. company
guaranty sr. unsec. unsub. notes 7.75%, 1/15/24	46,000	35,075
Oasis Petroleum, Inc. company guaranty sr. unsec.
sub. notes 6.875%, 1/15/23	61,000	60,695
Oasis Petroleum, Inc. company guaranty sr. unsec.
unsub. notes 6.875%, 3/15/22	66,000	65,835
Oasis Petroleum, Inc. 144A sr. unsec.
notes 6.25%, 5/1/26	95,000	91,913
Pertamina Persero PT 144A sr. unsec.
unsub. notes 4.875%, 5/3/22 (Indonesia)	200,000	210,600
Pertamina Persero PT 144A sr. unsec.
unsub. notes 4.30%, 5/20/23 (Indonesia)	285,000	297,240
Petrobras Global Finance BV company guaranty
sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)	541,000	618,904
Petrobras Global Finance BV company guaranty
sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	432,000	474,660
Petrobras Global Finance BV company guaranty
sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)	1,001,000	1,072,286
Petrobras Global Finance BV company guaranty
sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	475,000	504,094
Petrobras Global Finance BV company guaranty
sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	35,000	37,144
Petroleos de Venezuela SA company
guaranty sr. unsec. bonds Ser. REGS, 6.00%,
11/15/26 (Venezuela) (In default) †	378,000	56,700
Petroleos de Venezuela SA company
guaranty sr. unsec. unsub. notes 5.375%, 4/12/27
(Venezuela) (In default) †	297,000	53,460
Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 6.00%, 11/15/26
(Venezuela) (In default) †	760,000	114,000
Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 6.375%, 1/23/45 (Mexico)	343,000	295,011
Precision Drilling Corp. 144A company
guaranty sr. unsec. notes 7.125%, 1/15/26
(Canada)	111,000	107,393
Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4.50%, 11/1/23	69,000	72,890

Putnam VT Diversified Income Fund 11

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount	Value

Energy cont.
Rose Rock Midstream LP/Rose Rock Finance Corp.
company guaranty sr. unsec. sub. notes 5.625%,
11/15/23	$16,000	$15,280
Rose Rock Midstream LP/Rose Rock Finance Corp.
company guaranty sr. unsec. sub. notes 5.625%,
7/15/22	83,000	81,818
SESI, LLC company guaranty sr. unsec.
notes 7.75%, 9/15/24	34,000	21,845
SESI, LLC company guaranty sr. unsec.
unsub. notes 7.125%, 12/15/21	69,000	48,128
Seventy Seven Energy, Inc. escrow sr. unsec.
notes 6.50%, 7/15/22 F	20,000	2
SM Energy Co. sr. unsec. unsub. notes 6.125%,
11/15/22	74,000	73,445
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 5.50%, 1/15/28	85,000	85,956
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	87,000	87,218
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A company
guaranty sr. unsec. notes 6.875%, 1/15/29	30,000	33,261
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A company
guaranty sr. unsec. notes 6.50%, 7/15/27	45,000	49,106
Transocean Pontus, Ltd. 144A company
guaranty sr. notes 6.125%, 8/1/25
(Cayman Islands)	75,600	77,868
Transocean Poseidon, Ltd. 144A company
guaranty sr. notes 6.875%, 2/1/27	49,000	51,787
Transocean Sentry Ltd. 144A company
guaranty sr. notes 5.375%, 5/15/23
(Cayman Islands)	80,000	80,100
Transocean, Inc. 144A company guaranty sr. unsec.
notes 9.00%, 7/15/23	4,000	4,260
Whiting Petroleum Corp. sr. unsec. notes 6.625%,
1/15/26	37,000	35,682
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	22,000	25,080
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	103,000	106,991
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%,
1/15/22	22,000	22,935
		8,405,072
Financials (2.5%)
Alliance Data Systems Corp. 144A company
guaranty sr. unsec. notes 5.375%, 8/1/22	150,000	151,950
Ally Financial, Inc. company guaranty sr. unsec.
notes 8.00%, 11/1/31	332,000	438,808
Ally Financial, Inc. sub. unsec. notes 5.75%,
11/20/25	85,000	94,023
American International Group, Inc. jr. unsec.
sub. FRB 8.175%, 5/15/58	72,000	92,160
Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	50,000	54,000
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	80,000	88,200
CBRE Services, Inc. company guaranty sr. unsec.
notes 5.25%, 3/15/25	75,000	82,791
CIT Group, Inc. sr. unsec. sub. notes 5.00%,
8/1/23	150,000	160,313
CIT Group, Inc. sr. unsec. unsub. notes 5.25%,
3/7/25	65,000	71,256

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount		Value

Financials cont.
CIT Group, Inc. sr. unsec. unsub. notes 5.00%,
8/15/22		$84,000	$89,130
CNO Financial Group, Inc. sr. unsec. notes 5.25%,
5/30/29		85,000	92,013
CNO Financial Group, Inc. sr. unsec.
unsub. notes 5.25%, 5/30/25		174,000	187,485
Credit Acceptance Corp. 144A company
guaranty sr. unsec. notes 6.625%, 3/15/26		45,000	47,306
Dresdner Funding Trust I jr. unsec.
sub. notes 8.151%, 6/30/31		250,000	336,188
ESH Hospitality, Inc. 144A company
guaranty sr. unsec. notes 5.25%, 5/1/25 R		80,000	81,900
Fairfax Financial Holdings, Ltd. sr. unsec.
notes 4.85%, 4/17/28 (Canada)		60,000	63,262
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.125%, 11/15/24		45,000	38,250
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. notes 5.25%, 6/1/25		90,000	96,300
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		71,000	76,783
goeasy, Ltd. 144A company guaranty sr. unsec.
notes 7.875%, 11/1/22 (Canada)		75,000	78,563
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.75%, 2/1/24		75,000	77,906
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.25%, 2/1/22		75,000	76,781
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 5.875%, 2/1/22		195,000	196,950
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. 144A company guaranty sr. unsec.
notes 6.25%, 5/15/26		35,000	35,481
Intesa Sanpaolo SpA 144A company guaranty jr.
unsec. sub. FRB 7.70%, perpetual maturity (Italy)		200,000	194,481
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22 R		45,000	46,125
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22 R		45,000	46,069
LPL Holdings, Inc. 144A company
guaranty sr. unsec. notes 5.75%, 9/15/25		160,000	163,800
MGM Growth Properties Operating Partnership
LP/MGP Finance Co-Issuer, Inc. company
guaranty sr. unsec. notes 4.50%, 1/15/28 R		40,000	39,700
Miller Homes Group Holdings PLC company
guaranty sr. notes Ser. REGS, 5.50%,
10/15/24 (United Kingdom)	GBP	100,000	128,651
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 9.125%, 7/15/26		$100,000	101,500
Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes 6.50%,
7/1/21		100,000	100,152
Provident Funding Associates LP/PFG Finance Corp.
144A sr. unsec. notes 6.375%, 6/15/25		110,000	103,400
Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 8.00%, perpetual maturity
(United Kingdom)		200,000	216,250
Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 7.648%, perpetual maturity
(United Kingdom)		95,000	123,381
Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 7.50%, perpetual maturity
(United Kingdom)		200,000	205,000

12 Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount		Value

Financials cont.
Springleaf Finance Corp. company
guaranty sr. unsec. sub. notes 7.125%, 3/15/26		$50,000	$54,781
Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		95,000	104,023
Starwood Property Trust, Inc. sr. unsec.
notes 4.75%, 3/15/25 R		120,000	121,200
TMX Finance, LLC/TitleMax Finance Corp. 144A
sr. notes 11.125%, 4/1/23		65,000	61,425
UBS Group Funding Switzerland AG company
guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%,
perpetual maturity (Switzerland)		200,000	214,322
VTB Bank OJSC Via VTB Capital SA 144A unsec.
sub. bonds 6.95%, 10/17/22 (Russia)		300,000	316,875
			5,148,934
Health care (1.9%)
Bausch Health Americas, Inc. 144A company
guaranty sr. unsec. notes 9.25%, 4/1/26		110,000	123,068
Bausch Health Americas, Inc. 144A sr. unsec.
notes 8.50%, 1/31/27		115,000	126,213
Bausch Health Cos., Inc. company guaranty
sr. unsec. notes Ser. REGS, 4.50%,
5/15/23	EUR	100,000	115,102
Bausch Health Cos., Inc. 144A company
guaranty sr. notes 5.50%, 11/1/25		$35,000	36,488
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 9.00%, 12/15/25		90,000	100,557
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 7.25%, 5/30/29		85,000	88,400
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 7.00%, 1/15/28		45,000	46,631
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/15/25		150,000	153,183
Bausch Health Cos., Inc. 144A company
guaranty sr. unsub. notes 7.00%, 3/15/24		130,000	138,138
Bausch Health Cos., Inc. 144A company
guaranty sr. unsub. notes 6.50%, 3/15/22		45,000	46,631
Bausch Health Cos., Inc. 144A sr. notes 5.75%,
8/15/27		35,000	36,784
Centene Corp. sr. unsec. unsub. notes 6.125%,
2/15/24		155,000	162,363
Centene Corp. sr. unsec. unsub. notes 4.75%,
5/15/22		135,000	137,869
Centene Escrow I Corp. 144A sr. unsec.
notes 5.375%, 6/1/26		50,000	52,563
CHS/Community Health Systems, Inc. company
guaranty sr. notes 6.25%, 3/31/23		366,000	352,275
CHS/Community Health Systems, Inc. company
guaranty sr. unsec. notes 6.875%, 2/1/22		85,000	57,375
CHS/Community Health Systems, Inc. 144A company
guaranty sr. notes 8.00%, 3/15/26		45,000	43,299
HCA, Inc. company guaranty sr. bonds 5.25%,
6/15/26		130,000	143,937
HCA, Inc. company guaranty sr. sub. notes 5.00%,
3/15/24		95,000	103,497
HCA, Inc. company guaranty sr. unsec.
unsub. notes 7.50%, 2/15/22		74,000	81,585
Jaguar Holding Co. II/Pharmaceutical Product
Development, LLC 144A company
guaranty sr. unsec. notes 6.375%, 8/1/23		150,000	155,250
Kinetic Concepts, Inc./KCI USA, Inc. 144A company
guaranty sub. notes 12.50%, 11/1/21		83,000	91,404

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount	Value

Health care cont.
Molina Healthcare, Inc. company
guaranty sr. unsec. notes 5.375%, 11/15/22	$105,000	$109,200
Molina Healthcare, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 6/15/25	25,000	25,375
Par Pharmaceutical, Inc. 144A company
guaranty sr. notes 7.50%, 4/1/27	90,000	88,425
Service Corp. International sr. unsec.
bonds 5.125%, 6/1/29	130,000	136,825
Service Corp. International sr. unsec.
notes 4.625%, 12/15/27	35,000	35,744
Service Corp. International sr. unsec.
unsub. notes 5.375%, 5/15/24	478,000	491,743
Tenet Healthcare Corp. company
guaranty sr. notes 4.625%, 7/15/24	55,000	55,688
Tenet Healthcare Corp. company
guaranty sr. sub. notes 6.00%, 10/1/20	164,000	168,828
Tenet Healthcare Corp. 144A company
guaranty notes 6.25%, 2/1/27	45,000	46,575
Teva Pharmaceutical Finance Netherlands III BV
company guaranty sr. unsec. notes 6.00%, 4/15/24
(Israel)	200,000	188,625
WellCare Health Plans, Inc. sr. unsec.
notes 5.25%, 4/1/25	60,000	62,550
WellCare Health Plans, Inc. 144A sr. unsec.
notes 5.375%, 8/15/26	40,000	42,400
		3,844,590
Technology (0.8%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/20	546,000	—
CommScope Finance, LLC 144A sr. notes 6.00%,
3/1/26	60,000	61,500
CommScope Finance, LLC 144A sr. notes 5.50%,
3/1/24	25,000	25,656
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. notes 6.02%, 6/15/26	320,000	353,018
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. unsec. notes 7.125%,
6/15/24	103,000	108,740
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%,
8/15/26	45,000	47,531
First Data Corp. 144A notes 5.75%, 1/15/24	214,000	220,019
First Data Corp. 144A sr. notes 5.375%, 8/15/23	150,000	152,700
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23	78,000	72,827
Qorvo, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 7/15/26	75,000	79,373
SS&C Technologies, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 9/30/27	152,000	157,890
TTM Technologies, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/25	280,000	273,773
Western Digital Corp. company guaranty sr. unsec.
notes 4.75%, 2/15/26	145,000	142,252
		1,695,279
Transportation (0.1%)
Watco Cos., LLC/Watco Finance Corp. 144A company
guaranty sr. unsec. notes 6.375%, 4/1/23	162,000	164,430
		164,430
Utilities and power (1.0%)
AES Corp./Virginia (The) sr. unsec.
unsub. notes 5.50%, 4/15/25	280,000	290,500
AES Corp./Virginia (The) sr. unsec.
unsub. notes 5.125%, 9/1/27	50,000	52,750
AES Corp./Virginia (The) sr. unsec.
unsub. notes 4.875%, 5/15/23	85,000	86,275

Putnam VT Diversified Income Fund 13

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount	Value

Utilities and power cont.
AES Corp./Virginia (The) sr. unsec.
unsub. notes 4.50%, 3/15/23	$50,000	$51,375
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	247,000	245,148
Calpine Corp. 144A company
guaranty sr. notes 5.25%, 6/1/26	65,000	66,138
Calpine Corp. 144A company
guaranty sr. sub. notes 5.875%, 1/15/24	40,000	41,000
Colorado Interstate Gas Co., LLC company
guaranty sr. unsec. notes 6.85%, 6/15/37	290,000	326,244
GenOn Energy, Inc./NRG Americas, Inc. company
guaranty sub. FRN (BBA LIBOR USD 6 Month
+ 6.50%), 9.044%, 12/1/23	42,275	41,905
NRG Energy, Inc. company guaranty sr. unsec.
notes 7.25%, 5/15/26	75,000	82,594
NRG Energy, Inc. company guaranty sr. unsec.
notes 6.625%, 1/15/27	93,000	101,021
NRG Energy, Inc. company guaranty sr. unsec.
notes 5.75%, 1/15/28	115,000	123,338
NRG Energy, Inc. 144A company
guaranty sr. bonds 4.45%, 6/15/29	65,000	67,631
NRG Energy, Inc. 144A company
guaranty sr. notes 3.75%, 6/15/24	40,000	41,094
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%,
6/15/29	95,000	101,413
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. escrow company
guaranty sr. notes 11.50%, 10/1/20 F	119,000	476
Vistra Energy Corp. 144A company
guaranty sr. unsec. notes 8.125%, 1/30/26	60,000	64,500
Vistra Operations Co., LLC 144A company
guaranty sr. unsec. notes 5.00%, 7/31/27	60,000	62,175
Vistra Operations Co., LLC 144A sr. bonds 4.30%,
7/15/29	40,000	40,550
Vistra Operations Co., LLC 144A sr. notes 3.55%,
7/15/24	25,000	25,147
Vistra Operations Co., LLC 144A sr. unsec.
notes 5.625%, 2/15/27	56,000	59,290
Vistra Operations Co., LLC 144A sr. unsec.
notes 5.50%, 9/1/26	129,000	136,256
		2,106,820

Total corporate bonds and notes (cost $41,682,333)		$42,036,387

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (11.0%)*	Principal amount	Value

Argentina (Republic of) sr. unsec.
unsub. bonds 6.625%, 7/6/28 (Argentina)	$160,000	$123,400
Argentina (Republic of) sr. unsec.
unsub. notes 7.50%, 4/22/26 (Argentina)	1,700,000	1,421,625
Argentina (Republic of) sr. unsec.
unsub. notes 6.875%, 1/26/27 (Argentina)	1,233,000	977,153
Argentina (Republic of) 144A sr. unsec.
notes 7.125%, 8/1/27 (Argentina)	285,000	215,888
Brazil (Federal Republic of) sr. unsec.
unsub. bonds 4.625%, 1/13/28 (Brazil)	888,000	930,389
Brazil (Federal Republic of) sr. unsec.
unsub. notes 4.25%, 1/7/25 (Brazil)	405,000	426,263
Buenos Aires (Province of) sr. unsec.
unsub. bonds Ser. REGS, 7.875%, 6/15/27
(Argentina)	200,000	146,750

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (11.0%)* cont.	Principal amount		Value

Buenos Aires (Province of) sr. unsec.
unsub. notes Ser. REGS, 6.50%, 2/15/23
(Argentina)		$215,000	$178,181
Buenos Aires (Province of) unsec. FRN
(Argentina Deposit Rates BADLAR + 3.83%),
54.515%, 5/31/22 (Argentina)	ARS	6,180,000	126,570
Buenos Aires (Province of) 144A sr. unsec.
unsub. bonds 7.875%, 6/15/27 (Argentina)		$390,000	287,625
Buenos Aires (Province of) 144A sr. unsec.
unsub. notes 10.875%, 1/26/21 (Argentina)		520,000	493,350
Buenos Aires (Province of) 144A sr. unsec.
unsub. notes 9.125%, 3/16/24 (Argentina)		525,000	437,430
Cordoba (Province of) sr. unsec.
unsub. notes Ser. REGS, 7.45%, 9/1/24
(Argentina)		478,000	371,048
Dominican (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 7.45%, 4/30/44
(Dominican Republic)		305,000	353,419
Dominican (Republic of) sr. unsec.
unsub. notes 7.50%, 5/6/21 (Dominican Republic)		173,333	182,433
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 8.625%, 4/20/27
(Dominican Republic)		260,000	311,350
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 6.875%, 1/29/26
(Dominican Republic)		320,000	361,200
Egypt (Arab Republic of) sr. unsec.
notes Ser. REGS, 6.125%, 1/31/22 (Egypt)		200,000	206,250
Egypt (Arab Republic of) sr. unsec.
notes Ser. REGS, 5.577%, 2/21/23 (Egypt)		200,000	203,248
Egypt (Arab Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		200,000	203,496
Egypt (Arab Republic of) 144A sr. unsec.
notes 5.577%, 2/21/23 (Egypt)		390,000	396,666
El Salvador (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.875%, 1/30/25
(El Salvador)		250,000	249,688
Hellenic (Republic of) sr. unsec. notes 4.375%,
8/1/22 (Greece)	EUR	832,000	1,044,193
Hellenic (Republic of) sr. unsec. notes 3.45%,
4/2/24 (Greece)	EUR	508,000	634,326
Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3.00%
(3.00%, 2/24/20), 2/24/40 (Greece) ††	EUR	16,000	19,067
Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/33 (Greece) ††	EUR	62,000	74,526
Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/32 (Greece) ††	EUR	63,000	77,554
Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/31 (Greece) ††	EUR	167,000	202,304
Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/30 (Greece) ††	EUR	1,108,933	1,352,729
Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/29 (Greece) ††	EUR	633,267	763,797
Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/28 (Greece) ††	EUR	546,533	660,292

14 Putnam VT Diversified Income Fund

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (11.0%)* cont.	Principal amount		Value

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/27 (Greece) ††	EUR	106,000	$131,297
Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/26 (Greece) ††	EUR	500,000	618,781
Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/25 (Greece) ††	EUR	604,753	740,409
Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/23 (Greece) ††	EUR	690,192	829,317
Indonesia (Republic of) sr. unsec.
unsub. notes Ser. REGS, 4.75%, 1/8/26
(Indonesia)		$1,045,000	1,136,448
Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6.625%, 2/17/37 (Indonesia)		425,000	551,408
Indonesia (Republic of) 144A sr. unsec.
unsub. notes 4.35%, 1/8/27 (Indonesia)		220,000	234,571
Ivory Coast (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 6.125%, 6/15/33
(Ivory Coast)		295,000	274,350
Ivory Coast (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.375%, 7/23/24
(Ivory Coast)		275,000	277,406
Ivory Coast (Republic of) 144A sr. unsec.
bonds 6.125%, 6/15/33 (Ivory Coast)		515,000	479,784
Ivory Coast (Republic of) 144A sr. unsec.
unsub. bonds 5.25%, 3/22/30
(Ivory Coast)	EUR	245,000	271,973
Mexico (Government of) sr. unsec. bonds 5.55%,
1/21/45 (Mexico)		$1,784,000	2,079,825
Russia (Federation of) 144A sr. unsec.
notes 4.50%, 4/4/22 (Russia)		235,000	244,694
Senegal (Republic of) unsec. bonds Ser. REGS,
6.25%, 5/23/33 (Senegal)		220,000	212,850
South Africa (Republic of) sr. unsec.
unsub. notes 4.85%, 9/27/27 (South Africa)		285,000	292,178
United Mexican States sr. unsec. notes 4.00%,
10/2/23 (Mexico)		220,000	229,634
United Mexican States sr. unsec.
unsub. notes 4.15%, 3/28/27 (Mexico)		250,000	261,614
Venezuela (Bolivarian Republic of) sr. unsec.
bonds 7.00%, 3/31/38 (Venezuela)		265,000	71,550
Venezuela (Republic of) sr. unsec. notes 9.00%,
5/7/23 (Venezuela) (In default) †		576,000	154,800
Venezuela (Republic of) sr. unsec. notes 7.65%,
4/21/25 (Venezuela) (In default) †		134,000	35,175
Venezuela (Republic of) sr. unsec.
unsub. notes 8.25%, 10/13/24
(Venezuela) (In default) †		932,000	249,310
Total foreign government and agency bonds
and notes (cost $22,347,326)			$22,809,584

PURCHASED SWAP OPTIONS OUTSTANDING(4.7%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
2.785/3 month USD-
LIBOR-BBA/Jan-47	Jan-27/2.785	$2,984,300	$354,863
(2.785)/3 month USD-
LIBOR-BBA/Jan-47	Jan-27/2.785	2,984,300	184,310

PURCHASED SWAP OPTIONS OUTSTANDING(4.7%)* cont.
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount		Value

Bank of America N.A. cont.
2.3075/3 month USD-
LIBOR-BBA/Jun-52	Jun-22/2.3075	$1,288,200		$111,339
(2.3075)/3 month USD-
LIBOR-BBA/Jun-52	Jun-22/2.3075	1,288,200		102,167
(2.401)/3 month USD-
LIBOR-BBA/Sep-29	Sep-19/2.401	15,723,400		22,327

Barclays Bank PLC
1.965/3 month USD-
LIBOR-BBA/Jul-29	Jul-19/1.965	12,759,500		71,708

Citibank, N.A.
(2.193)/3 month USD-
LIBOR-BBA/Jul-29	Jul-19/2.193	15,723,400		14,937
(2.463)/3 month USD-
LIBOR-BBA/Jul-29	Jul-19/2.463	15,723,400		629

Goldman Sachs International
0.025/6 month EUR-EURIBOR-
Reuters/Aug-21	Aug-19/0.025	EUR	26,650,900	251,529
-0.065/6 month EUR-
EURIBOR-Reuters/Aug-21	Aug-19/-0.065	EUR	26,650,900	196,678
2.988/3 month USD-
LIBOR-BBA/Feb-39	Feb-29/2.988	$2,141,800		171,944
(2.983)/3 month USD-
LIBOR-BBA/May-52	May-22/2.983	3,737,500		104,575
(2.011)/3 month USD-
LIBOR-BBA/Aug-29	Aug-19/2.011	15,723,400		93,240
(2.988)/3 month USD-
LIBOR-BBA/Feb-39	Feb-29/2.988	2,141,800		83,209
2.3025/3 month USD-
LIBOR-BBA/Jul-49	Jul-19/2.3025	1,594,900		39,681
(2.281)/3 month USD-
LIBOR-BBA/Aug-29	Aug-19/2.281	15,723,400		11,635
(2.3025)/3 month USD-
LIBOR-BBA/Jul-49	Jul-19/2.3025	1,594,900		6,475
(2.658)/3 month USD-
LIBOR-BBA/Jul-20	Jul-19/2.658	42,714,400		43
(2.458)/3 month USD-
LIBOR-BBA/Jul-20	Jul-19/2.458	21,357,200		21

JPMorgan Chase Bank N.A.
3.162/3 month USD-
LIBOR-BBA/Nov-33	Nov-20/3.162	9,328,700		1,135,956
1.376/6 month EUR-EURIBOR-
Reuters/Sep-29	Sep-19/1.376	EUR	6,240,000	821,163
1.758/6 month EUR-EURIBOR-
Reuters/Sep-49	Sep-19/1.758	EUR	2,489,000	781,005
3.096/3 month USD-
LIBOR-BBA/Nov-29	Nov-19/3.096	$7,462,900		774,500
1.288/6 month EUR-EURIBOR-
Reuters/Feb-50	Feb-20/1.288	EUR	3,059,700	538,021
2.795/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.795	$2,557,500		179,946
2.7575/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.7575	2,557,500		175,598
(2.7575)/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.7575	2,557,500		110,637
(2.795)/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.795	2,557,500		107,543
(3.162)/3 month USD-
LIBOR-BBA/Nov-33	Nov-20/3.162	9,328,700		32,091

Putnam VT Diversified Income Fund 15

PURCHASED SWAP OPTIONS OUTSTANDING(4.7%)* cont.
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount		Value

JPMorgan Chase Bank N.A cont
(1.288)/6 month EUR-
EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	3,059,700	$8,663
(3.096)/3 month USD-
LIBOR-BBA/Nov-29	Nov-19/3.096	$7,462,900		746
(3.095)/3 month USD-
LIBOR-BBA/Nov-21	Nov-19/3.095	18,657,300		19

Morgan Stanley & Co. International PLC
3.02/3 month USD-
LIBOR-BBA/Aug-20	Aug-19/3.02	62,708,000		702,330
3.00/3 month USD-
LIBOR-BBA/Feb-73	Feb-48/3.00	2,490,200		449,780
3.00/3 month USD-
LIBOR-BBA/Apr-72	Apr-47/3.00	2,490,200		447,838
3.00/3 month USD-
LIBOR-BBA/Apr-72	Apr-47/3.00	2,490,200		447,813
2.75/3 month USD-
LIBOR-BBA/May-73	May-48/2.75	2,490,200		375,323
2.7725/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.7725	4,033,600		291,387
2.764/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.764	4,033,600		289,169
(2.265)/3 month USD-
LIBOR-BBA/Oct-29	Oct-19/2.265	15,723,400		49,843
(2.904)/3 month USD-
LIBOR-BBA/May-51	May-21/2.904	1,601,800		31,828
(2.7725)/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.7725	4,033,600		31,139
(2.764)/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.764	4,033,600		30,736
(3.0975)/3 month USD-
LIBOR-BBA/Nov-21	Nov-19/3.0975	18,657,300		19
Total purchased swap options outstanding (cost $6,439,882) $9,634,403

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.1%)*	date/	Notional		Contract
Counterparty	strike price	amount		amount	Value

HSBC Bank USA, National Association
AUD/JPY (Put)	Sep-19/JPY 73.00	$6,974,516	AUD	9,934,500	$48,766

JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Call)	Aug-19/$100.81	16,000,000	$16,000,000		71,504
Uniform Mortgage-Backed
Securities 30 yr 3.50% TBA
commitments (Call)	Aug-19/102.07	3,000,000		3,000,000	12,291
Uniform Mortgage-Backed
Securities 30 yr 3.50% TBA
commitments (Put)	Jul-19/101.29	10,000,000		10,000,000	120
Uniform Mortgage-Backed
Securities 30 yr 3.50% TBA
commitments (Put)	Jul-19/101.10	10,000,000		10,000,000	30
Uniform Mortgage-Backed
Securities 30 yr 3.50% TBA
commitments (Put)	Jul-19/99.79	10,000,000		10,000,000	10
Uniform Mortgage-Backed
Securities 30 yr 3.50% TBA
commitments (Put)	Jul-19/99.60	10,000,000		10,000,000	10
Total purchased options outstanding (cost $241,761)				$132,731

CONVERTIBLE BONDS AND NOTES (4.0%)*	Principal amount	Value

Capital goods (0.2%)
Fortive Corp. 144A cv. company
guaranty sr. unsec. notes 0.875%, 2/15/22	$202,000	$208,876
Horizon Global Corp. cv. sr. unsec.
unsub. notes 2.75%, 7/1/22	16,000	9,747
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22	119,000	125,322
		343,945
Communication services (0.3%)
8x8, Inc. 144A cv. sr. unsec. notes 0.50%, 2/1/24	78,000	88,578
DISH Network Corp. cv. sr. unsec. notes 3.375%,
8/15/26	193,000	187,632
GCI Liberty, Inc. 144A cv. sr. unsec.
bonds 1.75%, 9/30/46	156,000	182,354
Intelsat SA 144A cv. company guaranty sr. unsec.
notes 4.50%, 6/15/25, (Luxembourg)	40,000	55,337
RingCentral, Inc. cv. sr. unsec. notes zero %,
3/15/23	67,000	100,431
Vonage Holdings Corp. 144A cv. sr. unsec.
notes 1.75%, 6/1/24	58,000	58,387
		672,719
Consumer cyclicals (0.7%)
Caesars Entertainment Corp. cv. sr. unsec.
notes 5.00%, 10/1/24	75,332	128,944
Euronet Worldwide, Inc. 144A cv. sr. unsec.
bonds 0.75%, 3/15/49	112,000	135,931
FTI Consulting, Inc. 144A cv. sr. unsec.
notes 2.00%, 8/15/23	83,000	88,809
Liberty Media Corp. cv. sr. unsec. bonds 1.375%,
10/15/23	149,000	167,244
Liberty Media Corp. cv. sr. unsec. notes 1.00%,
1/30/23	91,000	107,131
Live Nation Entertainment, Inc. cv. sr. unsec.
notes 2.50%, 3/15/23	164,000	194,120
Marriott Vacations Worldwide Corp. cv. sr. unsec.
notes 1.50%, 9/15/22	133,000	128,419
Priceline Group, Inc. (The) cv. sr. unsec.
bonds 0.90%, 9/15/21	192,000	219,628
Quotient Technology, Inc. cv. sr. unsec.
notes 1.75%, 12/1/22	56,000	53,922
Square, Inc. cv. sr. unsec. notes 0.50%, 5/15/23	97,000	115,755
		1,339,903
Consumer staples (0.3%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.125%,
3/15/25	169,000	169,610
IAC Financeco 2, Inc. 144A cv. company
guaranty sr. unsec. notes 0.875%, 6/15/26	176,000	176,812
Liberty Expedia Holdings, Inc. cv. sr. unsec.
unsub. bonds 1.00%, 6/30/47	96,000	95,835
Wayfair, Inc. 144A cv. sr. unsec. notes 1.125%,
11/1/24	89,000	129,284
Zillow Group, Inc. cv. sr. unsec. notes 1.50%,
7/1/23	116,000	113,878
		685,419
Energy (0.1%)
CHC Group, LLC/CHC Finance
Ltd. cv. notes Ser. AI, zero %, 10/1/20,
(acquired 2/2/17, cost $24,845) ∆∆	35,887	10,048
Chesapeake Energy Corp. cv. company
guaranty sr. unsec. notes 5.50%, 9/15/26	105,000	83,809
Oasis Petroleum, Inc. cv. sr. unsec.
notes 2.625%, 9/15/23	90,000	82,338
Transocean, Inc. cv. company guaranty sr. unsec.
sub. notes 0.50%, 1/30/23	83,000	82,110
		258,305

16 Putnam VT Diversified Income Fund

CONVERTIBLE BONDS
AND NOTES (4.0%)* cont.	Principal amount	Value

Financials (0.2%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec.
notes 4.75%, 3/15/23 R	$85,000	$88,525
Encore Capital Group, Inc. cv. company
guaranty sr. unsec. unsub. notes 3.25%, 3/15/22	70,000	70,385
IH Merger Sub, LLC cv. company
guaranty sr. unsec. notes 3.50%, 1/15/22 R	75,000	91,447
JPMorgan Chase Financial Co., LLC cv. company
guaranty sr. unsec. notes 0.25%, 5/1/23	105,000	106,113
Redfin Corp. cv. sr. unsec. notes 1.75%, 7/15/23	43,000	39,877
		396,347
Health care (0.7%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec.
sub. notes 0.599%, 8/1/24	105,000	109,003
CONMED Corp. 144A cv. sr. unsec. notes 2.625%,
2/1/24	70,000	80,646
DexCom, Inc. 144A cv. sr. unsec. notes 0.75%,
12/1/23	167,000	195,875
Exact Sciences Corp. cv. sr. unsec. notes 0.375%,
3/15/27	79,000	99,647
Illumina, Inc. 144A cv. sr. unsec. notes zero %,
8/15/23	48,000	55,390
Insulet Corp. cv. sr. unsec. notes 1.375%,
11/15/24	72,000	102,197
Ironwood Pharmaceuticals, Inc. cv. sr. unsec.
notes 2.25%, 6/15/22	58,000	61,834
Jazz Investments I, Ltd. cv. company
guaranty sr. unsec. sub. notes 1.50%, 8/15/24,
(Ireland)	177,000	174,364
Neurocrine Biosciences, Inc. cv. sr. unsec.
notes 2.25%, 5/15/24	58,000	76,096
Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec.
sub. notes 2.375%, 4/1/22	87,000	89,076
Supernus Pharmaceuticals, Inc. cv. sr. unsec.
notes 0.625%, 4/1/23	86,000	83,923
Tabula Rasa HealthCare, Inc. 144A cv. sr. unsec.
sub. notes 1.75%, 2/15/26	60,000	60,068
Teladoc Health, Inc. cv. sr. unsec. notes 1.375%,
5/15/25	93,000	137,914
Wright Medical Group, Inc. cv. company
guaranty sr. unsec. notes 1.625%, 6/15/23	78,000	85,556
		1,411,589
Technology (1.4%)
Akamai Technologies, Inc. cv. sr. unsec.
notes 0.125%, 5/1/25	211,000	225,412
Carbonite, Inc. cv. sr. unsec. unsub. notes
2.50%, 4/1/22	44,000	52,930
DocuSign, Inc. 144A cv. sr. unsec. notes 0.50%,
9/15/23	121,000	124,706
Envestnet, Inc. cv. sr. unsec. sub. notes 1.75%,
12/15/19	82,000	92,702
Five9, Inc. cv. sr. unsec. notes 0.125%, 5/1/23	44,000	60,998
Guidewire Software, Inc. cv. sr. unsec.
sub. notes 1.25%, 3/15/25	92,000	103,191
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21	101,000	111,982
J2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29	56,000	78,048
LivePerson, Inc. 144A cv. sr. unsec. notes 0.75%,
3/1/24	41,000	42,094
Lumentum Holdings, Inc. cv. sr. unsec.
unsub. notes 0.25%, 3/15/24	71,000	83,367
Microchip Technology, Inc. cv. sr. unsec.
sub. notes 1.625%, 2/15/27	87,000	102,495

CONVERTIBLE BONDS
AND NOTES (4.0%)* cont.	Principal amount	Value

Technology cont.
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23	$104,000	$110,957
Nuance Communications, Inc. cv. sr. unsec.
notes 1.25%, 4/1/25	129,000	126,408
ON Semiconductor Corp. cv. company
guaranty sr. unsec. unsub. notes 1.625%,
10/15/23	148,000	180,310
Palo Alto Networks, Inc. 144A cv. sr. unsec.
notes 0.75%, 7/1/23	191,000	201,232
Pluralsight, Inc. 144A cv. sr. unsec.
notes 0.375%, 3/1/24	160,000	171,062
Rapid7, Inc. 144A cv. sr. unsec. notes 1.25%,
8/1/23	45,000	68,681
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%,
9/15/25	226,000	252,930
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%,
9/15/21	182,000	174,191
Verint Systems, Inc. cv. sr. unsec. notes 1.50%,
6/1/21	75,000	80,368
Viavi Solutions, Inc. cv. sr. unsec. notes 1.75%,
6/1/23	83,000	95,932
Vocera Communications, Inc. cv. sr. unsec.
unsub. notes 1.50%, 5/15/23	37,000	44,129
Wix.com, Ltd. 144A cv. sr. unsec. notes zero %,
7/1/23, (Israel)	77,000	93,940
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	105,000	157,243
Zendesk, Inc. cv. sr. unsec. notes 0.25%, 3/15/23	89,000	136,187
		2,971,495
Transportation (—%)
Air Transport Services Group, Inc. cv. sr. unsec.
notes 1.125%, 10/15/24	63,000	64,163
		64,163
Utilities and power (0.1%)
NRG Energy, Inc. cv. company guaranty sr. unsec.
bonds 2.75%, 6/1/48	151,000	161,280
		161,280

Total convertible bonds and notes (cost $8,215,045)		$8,305,165

SENIOR LOANS (1.6%)* [c]	Principal amount	Value

Air Methods Corp. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.50%), 5.83%, 4/21/24	$63,700	$51,557
Albertson’s, LLC bank term loan FRN Ser. B7, (BBA
LIBOR USD 3 Month + 3.00%), 5.402%, 11/16/25	93,764	93,245
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR
USD 3 Month + 3.00%), 5.33%, 1/31/24	104,752	102,330
Ascend Learning, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.00%), 5.402%, 7/12/24	137,000	134,517
Asurion, LLC bank term loan FRN Ser. B7, (BBA
LIBOR USD 3 Month + 3.00%), 5.402%, 11/3/24	92,766	92,534
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 4.25%), 6.723%, 12/15/24	83,093	79,395
Berry Global Group, Inc. bank term loan FRN
Ser. U, (BBA LIBOR USD 3 Month + 2.50%), 3.50%,
5/17/26	95,000	94,331
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.25%), 5.854%, 4/3/24	53,900	51,980
California Resources Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.75%), 7.152%,
12/31/22	65,000	61,858
Cineworld Finance US, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.689%,
2/28/25	73,953	72,668

Putnam VT Diversified Income Fund 17

SENIOR LOANS (1.6%)* [c] cont.	Principal amount	Value

CPG International, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	$102,194	$100,278
Diamond (BC) BV bank term loan FRN (BBA LIBOR USD
3 Month + 3.00%), 5.583%, 9/6/24	69,734	61,192
First Data Corp. bank term loan FRN (BBA LIBOR
USD 3 Month + 2.00%), 4.49%, 4/26/24	91,342	91,241
FTS International, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.00%,
4/16/21	2,236	2,229
Gates Global, LLC bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 2.75%), 5.152%, 3/31/24	56,605	56,220
GFL Environmental, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.402%,
5/31/25	104,736	102,876
Golden Nugget, Inc./NV bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 2.75%), 5.149%, 10/4/23	75,795	75,108
HFOTCO, LLC bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.75%), 5.25%, 6/26/25	104,818	104,294
iHeartCommunications, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.00%), 6.579%, 5/1/26	127,762	127,895
Intelsat Jackson Holdings SA bank term loan FRN
Ser. B3, (BBA LIBOR USD 3 Month + 3.75%),
6.229%, 11/27/23	55,000	54,330
IRB Holding Corp. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.25%), 5.682%, 2/5/25	85,000	83,955
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR
USD 3 Month + 9.25%), 11.727%, 5/21/24	155,201	135,801
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR
USD 3 Month + 5.00%), 7.592%, 10/16/23	58,072	51,103
Lower Cadence Holdings, LLC bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.436%,
5/9/26	77,000	76,711
Messer Industries USA, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.989%,
3/1/26	64,838	63,845
Navistar, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.50%), 5.89%, 11/6/24	239,853	239,254
Rackspace Hosting, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 3.00%), 5.576%, 11/3/23	29,990	27,591
Refinitiv US Holdings, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.152%,
10/1/25	127,360	123,403
Revlon Consumer Products Corp. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.047%,
9/7/23	75,697	63,175
Robertshaw Holdings Corp. bank term loan FRN (BBA
LIBOR USD 3 Month + 8.00%), 10.438%, 2/28/26	75,000	63,750
Robertshaw Holdings Corp. bank term loan FRN (BBA
LIBOR USD 3 Month + 3.50%), 6.00%, 2/28/25	76,015	69,934
Sprint Communications, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.771%,
2/3/24	205,000	202,865
Talbots, Inc. (The) bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 7.00%), 9.33%, 11/28/22	105,589	104,269
Titan Acquisition, Ltd. (United Kingdom) bank
term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.00%), 5.402%, 3/28/25	93,788	89,356
Travelport Finance Luxembourg Sarl bank term loan
FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%),
7.541%, 3/18/26	288,000	270,432
Werner Finco LP bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 4.00%), 6.33%, 7/24/24	103,984	99,564
Total senior loans (cost $3,513,219)		$3,375,086

ASSET-BACKED SECURITIES (0.8%)*	Principal amount	Value

Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR
+ 0.85%), 3.254%, 11/25/51	$168,000	$168,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR
+ 0.80%), 3.204%, 6/25/52	135,000	135,000
RMF Buyout Issuance Trust 144A Ser. 19-1,
Class M5, 6.00%, 7/25/29 W	414,000	403,998
Station Place Securitization Trust 144A FRB
Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%),
3.13%, 6/24/20	996,000	996,000
Total asset-backed securities (cost $1,703,674)		$1,702,998

COMMON STOCKS (0.2%)*	Shares	Value

Advanz Pharma Corp. (Canada) †	430	$7,043
Avaya Holdings Corp. †	4,903	58,395
CHC Group, LLC (Units) (acquired 3/23/17,
cost $10,107) † ∆∆	697	70
Clear Channel Outdoor Holdings, Inc. †	12,142	57,312
GenOn Energy, Inc.	528	96,624
iHeartMedia, Inc. Class A †	5,164	77,715
MWO Holdings, LLC (Units) F	98	3,315
Nine Point Energy F	648	1,296
Tervita Corp. (Canada) †	191	992
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. (Rights)	10,369	7,880
Tribune Media Co. Class 1C	55,356	30,446
Total common stocks (cost $569,794)		$341,088

PREFERRED STOCKS (0.1%)*	Shares	Value

GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	6,980	$182,387
Total preferred stocks (cost $175,813)		$182,387

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value

Nine Point Energy 6.75% cv. pfd. F	13	$2,600
Total convertible preferred stocks (cost $13,000)		$2,600

	Principal amount/
SHORT-TERM INVESTMENTS (25.6%)*	shares		Value

Putnam Short Term Investment
Fund 2.46% L	Shares	46,030,204	$46,030,204
State Street Institutional U.S. Government
Money Market Fund, Premier Class 2.31% P	Shares	1,043,000	1,043,000
U.S. Treasury Bills 2.423%, 8/8/19 # ∆ §	$1,824,000		1,820,031
U.S. Treasury Bills 2.309%, 7/16/19 ∆ § Ω	604,000		603,484
U.S. Treasury Bills 2.246%, 8/6/19 # ∆ §	3,122,000		3,115,483
U.S. Treasury Bills 2.146%, 8/13/19 ∆ § Ω	327,000		326,196
Total short-term investments (cost $52,937,370)			$52,938,398

Total investments (cost $358,612,110)			$362,742,096

Key to holding’s currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar

18 Putnam VT Diversified Income Fund

Key to holding’s abbreviations

ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or deliv-
ered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2019 through June 30, 2019 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $207,094,423.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

∆∆ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $10,118, or less than 0.1% of net assets.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $130,697 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,970,477 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

Ω This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $112,717 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,483,426 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

## Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $108,625,729 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	90.6%	Mexico	0.8%
Greece	2.0	Indonesia	0.7
Argentina	1.3	Other	3.5
Brazil	1.1	Total	100.0%

Putnam VT Diversified Income Fund 19

FORWARD CURRENCY CONTRACTS at 6/30/19 (aggregate face value $93,347,349) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	7/17/19	$1,127,665	$1,159,019	$(31,354)
	British Pound	Buy	9/18/19	868,090	857,820	10,270
	Canadian Dollar	Buy	7/17/19	1,760,248	1,716,392	43,856
	Canadian Dollar	Sell	7/17/19	1,760,248	1,748,842	(11,406)
	Czech Koruna	Buy	9/18/19	7,696	7,666	30
	Euro	Sell	9/18/19	1,140,162	1,125,194	(14,968)
	Japanese Yen	Buy	8/21/19	713,996	711,595	2,401
	Mexican Peso	Buy	10/16/19	845,009	843,815	1,194
	Norwegian Krone	Buy	9/18/19	2,166,982	2,121,904	45,078
Barclays Bank PLC
	Australian Dollar	Buy	7/17/19	225,968	229,612	(3,644)
	Australian Dollar	Sell	7/17/19	225,968	224,763	(1,205)
	Canadian Dollar	Sell	7/17/19	2,194,982	2,150,777	(44,205)
	Euro	Sell	9/18/19	3,402,409	3,365,360	(37,049)
	New Zealand Dollar	Sell	7/17/19	762,489	753,406	(9,083)
	Norwegian Krone	Buy	9/18/19	1,377,445	1,344,745	32,700
Citibank, N.A.
	Australian Dollar	Sell	7/17/19	121,518	82,231	(39,287)
	Brazilian Real	Buy	10/2/19	847,902	849,800	(1,898)
	Canadian Dollar	Buy	7/17/19	2,562,799	2,531,449	31,350
	Canadian Dollar	Sell	7/17/19	2,562,799	2,532,318	(30,481)
	Euro	Buy	9/18/19	859,755	856,977	2,778
	Japanese Yen	Buy	8/21/19	60,554	112,458	(51,904)
	New Zealand Dollar	Sell	7/17/19	533,527	507,914	(25,613)
Credit Suisse International
	Australian Dollar	Buy	7/17/19	1,627,296	1,654,379	(27,083)
	Australian Dollar	Sell	7/17/19	1,627,296	1,615,850	(11,446)
	Canadian Dollar	Buy	7/17/19	145,599	144,725	874
	Canadian Dollar	Sell	7/17/19	145,599	143,112	(2,487)
	Euro	Buy	9/18/19	863,303	862,299	1,004
Goldman Sachs International
	Australian Dollar	Sell	7/17/19	431,918	419,778	(12,140)
	Euro	Sell	9/18/19	339,783	337,587	(2,196)
	Indian Rupee	Buy	11/20/19	848,450	843,647	4,803
	Japanese Yen	Sell	8/21/19	1,675,745	1,623,976	(51,769)
	New Taiwan Dollar	Sell	8/21/19	863,071	863,976	905
	New Zealand Dollar	Sell	7/17/19	1,390,706	1,344,425	(46,281)
	Norwegian Krone	Buy	9/18/19	2,634,685	2,574,069	60,616
	Russian Ruble	Buy	9/18/19	845,337	846,670	(1,333)
	South Korean Won	Sell	11/20/19	864,883	864,833	(50)
	Swedish Krona	Sell	9/18/19	1,923,809	1,896,666	(27,143)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/19	526,042	575,952	(49,910)
	British Pound	Buy	9/18/19	246,460	244,398	2,062
	Canadian Dollar	Buy	7/17/19	1,265,090	1,240,937	24,153
	Canadian Dollar	Sell	7/17/19	1,265,090	1,243,852	(21,238)
	Indonesian Rupiah	Buy	11/20/19	846,877	843,726	3,151
	Japanese Yen	Sell	8/21/19	888,109	867,594	(20,515)
	South Korean Won	Sell	11/20/19	864,883	864,908	25
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/17/19	2,553,296	2,557,614	(4,318)
	Australian Dollar	Sell	7/17/19	2,553,296	2,563,780	10,484

20 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 6/30/19 (aggregate face value $93,347,349) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
JPMorgan Chase Bank N.A. cont.
	Canadian Dollar	Sell	7/17/19	$1,535,433	$1,492,656	$(42,777)
	Euro	Sell	9/18/19	865,132	865,004	(128)
	Japanese Yen	Buy	8/21/19	1,699,184	1,682,204	16,980
	New Zealand Dollar	Sell	7/17/19	1,702,195	1,658,070	(44,125)
	Norwegian Krone	Buy	9/18/19	707,537	693,024	14,513
	Swedish Krona	Sell	9/18/19	870,310	858,956	(11,354)
	Swiss Franc	Buy	9/18/19	219,411	212,338	7,073
NatWest Markets PLC
	Australian Dollar	Buy	7/17/19	2,808,558	2,889,770	(81,212)
	Canadian Dollar	Buy	7/17/19	1,729,158	1,694,785	34,373
	Canadian Dollar	Sell	7/17/19	1,729,158	1,700,396	(28,762)
	Euro	Sell	9/18/19	326,627	332,923	6,296
	Indian Rupee	Buy	11/20/19	848,448	844,303	4,145
	Japanese Yen	Sell	8/21/19	447,377	433,529	(13,848)
	New Taiwan Dollar	Sell	8/21/19	863,068	864,476	1,408
	Norwegian Krone	Buy	9/18/19	867,084	855,406	11,678
	Swedish Krona	Sell	9/18/19	872,291	870,838	(1,453)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/17/19	859,902	863,117	(3,215)
	Australian Dollar	Sell	7/17/19	859,902	852,666	(7,236)
	British Pound	Sell	9/18/19	330,058	329,058	(1,000)
	Canadian Dollar	Buy	7/17/19	1,754,061	1,729,806	24,255
	Canadian Dollar	Sell	7/17/19	1,754,061	1,732,066	(21,995)
	Euro	Sell	9/18/19	3,181,835	3,139,731	(42,104)
	Israeli Shekel	Sell	7/17/19	3,983	3,959	(24)
	Japanese Yen	Sell	8/21/19	1,697,867	1,625,912	(71,955)
	New Zealand Dollar	Buy	7/17/19	245,292	249,793	(4,501)
	New Zealand Dollar	Sell	7/17/19	245,292	242,927	(2,365)
	Norwegian Krone	Buy	9/18/19	870,644	852,703	17,941
	Swedish Krona	Sell	9/18/19	1,377,671	1,353,805	(23,866)
UBS AG
	Australian Dollar	Buy	7/17/19	742,598	788,990	(46,392)
	Canadian Dollar	Buy	7/17/19	834,481	829,475	5,006
	Canadian Dollar	Sell	7/17/19	834,481	820,542	(13,939)
	Euro	Sell	9/18/19	2,271,630	2,241,603	(30,027)
	Japanese Yen	Sell	8/21/19	1,267,896	1,220,419	(47,477)
	Swedish Krona	Sell	9/18/19	1,340,997	1,319,007	(21,990)
WestPac Banking Corp.
	Australian Dollar	Buy	7/17/19	1,485,759	1,486,500	(741)
	Canadian Dollar	Buy	7/17/19	426,637	424,177	2,460
	Canadian Dollar	Sell	7/17/19	426,637	419,605	(7,032)
Unrealized appreciation						423,862
Unrealized (depreciation)						(1,149,524)
Total						$(725,662)

* The exchange currency for all contracts listed is the United States Dollar.

Putnam VT Diversified Income Fund 21

					Unrealized
FUTURES CONTRACTS OUTSTANDING	Number of	Notional		Expiration	appreciation/
at 6/30/19 (Unaudited)	contracts	amount	Value	date	(depreciation)
Euro-Dollar 90 day (Long)	196	$196,000,000	$48,017,550	Sep-19	$63,612
Euro-Dollar 90 day (Short)	196	196,000,000	48,250,300	Mar-21	(69,688)
Euro-Schatz 2 yr (Short)	49	6,256,284	6,256,285	Sep-19	(12,358)
U.S. Treasury Bond Ultra 30 yr (Long)	14	2,485,875	2,485,875	Sep-19	101,031
U.S. Treasury Note 2 yr (Long)	42	9,037,547	9,037,547	Sep-19	57,515
U.S. Treasury Note 5 yr (Short)	76	8,979,875	8,979,875	Sep-19	(130,202)
Unrealized appreciation					222,158
Unrealized (depreciation)					(212,248)
Total					$9,910

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/19 (premiums $4,825,029)
(Unaudited)
Counterparty
Fixed Obligation % to receive			Notional/
or (pay)/ Floating rate	Expiration		Contract
index/Maturity date	date/strike		amount	Value
Bank of America N.A.
2.401/3 month
USD-LIBOR-BBA/Jul-29	Jul-19/2.401		$15,723,400	$1,415
Barclays Bank PLC
(2.065)/3 month
USD-LIBOR-BBA/Jul-29	Jul-19/2.065		6,379,700	74,642
Citibank, N.A.
2.373/3 month
USD-LIBOR-BBA/Jul-29	Jul-19/2.373		15,723,400	2,044
2.283/3 month
USD-LIBOR-BBA/Jul-29	Jul-19/2.283		15,723,400	5,818
Goldman Sachs
International
2.558/3 month
USD-LIBOR-BBA/Jul-20	Jul-19/2.558		64,071,700	64
2.191/3 month
USD-LIBOR-BBA/Aug-29	Aug-19/2.191		15,723,400	25,000
2.101/3 month
USD-LIBOR-BBA/Aug-29	Aug-19/2.101		15,723,400	50,472
1.722/3 month
GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	1,390,800	85,716
2.823/3 month
USD-LIBOR-BBA/May-27	May-22/2.823		$14,950,100	99,269
(1.722)/3 month
GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	1,390,800	132,680
(0.115)/6 month
EUR-EURIBOR-Reuters/
Aug-21	Aug-19/0.115	EUR	26,650,900	306,381
JPMorgan Chase Bank N.A.
3.415/3 month
USD-LIBOR-BBA/Nov-21	Nov-19/3.415		$37,314,700	37
2.975/3 month
USD-LIBOR-BBA/Nov-23	Nov-20/2.975		9,328,700	5,224
1.667/6 month
EUR-EURIBOR-Reuters/
Feb-36	Feb-26/1.667	EUR	3,059,700	96,861
3.229/3 month
USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$9,328,700	148,793
(1.667)/6 month
EUR-EURIBOR-Reuters/
Feb-36	Feb-26/1.667	EUR	3,059,700	324,678
(2.975)/3 month
USD-LIBOR-BBA/Nov-23	Nov-20/2.975		$9,328,700	357,103

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/19 (premiums $4,825,029)
(Unaudited) cont.
Counterparty
Fixed Obligation % to receive		Notional/
or (pay)/ Floating rate	Expiration	Contract
index/Maturity date	date/strike	amount		Value
JPMorgan Chase Bank N.A. cont.
(3.229)/3 month
USD-LIBOR-BBA/Nov-33	Nov-23/3.229	$9,328,700		$904,138
(1.733)/6 month
EUR-EURIBOR-Reuters/
Sep-39	Sep-19/1.733	EUR	6,820,000	1,540,459
Morgan Stanley & Co. International PLC
3.3975/3 month
USD-LIBOR-BBA/Nov-21	Nov-19/3.3975	$37,314,700		37
2.7225/3 month
USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	2,933,600		4,752
2.715/3 month
USD-LIBOR-BBA/Feb-30	Feb-20/2.715	2,933,600		5,310
2.265/3 month
USD-LIBOR-BBA/Aug-29	Aug-19/2.265	15,723,400		10,063
2.664/3 month
USD-LIBOR-BBA/May-26	May-21/2.664	6,407,200		28,448
3.01/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/3.01	1,100,100		33,212
2.97/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/2.97	1,100,100		34,246
(2.97)/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/2.97	1,100,100		86,633
(3.01)/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/3.01	1,100,100		88,932
(2.715)/3 month
USD-LIBOR-BBA/Feb-30	Feb-20/2.715	2,933,600		203,915
(2.7225)/3 month
USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	2,933,600		205,645
(2.75)/3 month
USD-LIBOR-BBA/May-49	May-25/2.75	2,490,200		324,373
(3.00)/3 month
USD-LIBOR-BBA/Apr-48	Apr-24/3.00	2,490,200		390,687
(3.00)/3 month
USD-LIBOR-BBA/Apr-48	Apr-24/3.00	2,490,200		390,812
(3.00)/3 month
USD-LIBOR-BBA/Jan-49	Jan-25/3.00	2,490,200		393,825
(2.58)/3 month
USD-LIBOR-BBA/Aug-20	Aug-19/2.58	62,708,000		432,058
(2.80)/3 month
USD-LIBOR-BBA/Aug-20	Aug-19/2.80	62,708,000		566,880
Total				$7,360,622

22 Putnam VT Diversified Income Fund

WRITTEN OPTIONS OUTSTANDING at 6/30/19 (premiums $159,353)
(Unaudited)
	Expiration
	date/strike	Notional	Contract
Counterparty	price	Amount	amount		Value
HSBC Bank USA, National Association	Sep-19/
AUD/JPY (Put)	JPY 69.00	$10,461,808	AUD	14,901,800	$16,906
JPMorgan Chase Bank N.A.
Uniform Mortgage-
Backed Securities
30 yr 3.00% TBA
commitments (Put)	Aug-19/$100.81	16,000,000	$16,000,000		75,872
Uniform Mortgage-
Backed Securities
30 yr 3.50% TBA
commitments (Put)	Aug-19/102.07	3,000,000	3,000,000		7,380
Uniform Mortgage-
Backed Securities
30 yr 3.50% TBA
commitments (Put)	Jul-19/100.60	10,000,000	10,000,000		10

WRITTEN OPTIONS OUTSTANDING at 6/30/19 (premiums $159,353)
(Unaudited) cont.
	Expiration
	date/strike	Notional	Contract
Counterparty	price	Amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Uniform Mortgage-
Backed Securities
30 yr 3.50% TBA
commitments (Put)	Jul-19/$100.79	$10,000,000	$10,000,000	$10
Uniform Mortgage-
Backed Securities
30 yr 3.50% TBA
commitments (Put)	Jul-19/100.29	10,000,000	10,000,000	10
Uniform Mortgage-
Backed Securities
30 yr 3.50% TBA
commitments (Put)	Jul-19/100.10	10,000,000	10,000,000	10
Total			$100,198

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
Counterparty			Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$17,185,600	$(158,537)	$87,475
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,536,800	(175,251)	49,734
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	(235,473)	48,079
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	(117,737)	(17,034)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,536,800	(175,251)	(28,187)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$17,185,600	(158,537)	(64,274)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	94,062,100	(47,579)	78,712
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	94,062,100	(47,579)	(40,368)
Citibank, N.A.
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		$16,111,500	(215,894)	5,961
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	5,670
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		16,111,500	(215,894)	(11,278)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	(39,295)
1.746/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.746		16,111,500	116,808	9,022
(1.746)/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.746		16,111,500	116,808	(5,639)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	6,452
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		16,111,500	(216,700)	1,611
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		16,111,500	(216,700)	(7,734)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	(30,185)
1.736/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.736		16,111,500	116,808	4,350
(1.736)/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.736		16,111,500	116,808	(2,578)
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	112,281
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$2,984,300	(416,683)	61,715
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,208,400	(69,846)	14,187
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		725,000	(112,085)	6,228
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		725,000	(77,793)	(34,684)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,208,400	(125,674)	(37,617)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	(72,786)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$2,984,300	(416,683)	(303,565)

Putnam VT Diversified Income Fund 23

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/19 (Unaudited) cont.
Counterparty		Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	$948,300	$(108,201)	$117,362
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	725,000	(78,010)	6,025
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	725,000	(111,070)	(45,595)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	948,300	(108,201)	(73,863)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39	5,588,400	294,229	34,257
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39	5,588,400	294,229	(6,762)
Unrealized appreciation				649,121
Unrealized (depreciation)				(821,444)
Total				$(172,323)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/19	Principal	Settlement
(proceeds receivable $100,535,234) (Unaudited)	amount	date	Value
Uniform Mortgage Backed Securities, 5.50%, 7/1/49	$3,000,000	7/15/19	$3,198,750
Uniform Mortgage Backed Securities, 4.50%, 8/1/49	3,000,000	8/13/19	3,135,000
Uniform Mortgage Backed Securities, 4.50%, 7/1/49	3,000,000	7/15/19	3,134,766
Uniform Mortgage Backed Securities, 4.00%, 7/1/49	11,000,000	7/15/19	11,368,672
Uniform Mortgage Backed Securities, 3.50%, 7/1/49	27,000,000	7/15/19	27,605,390
Uniform Mortgage Backed Securities, 3.00%, 8/1/49	22,000,000	8/13/19	22,169,297
Uniform Mortgage Backed Securities, 3.00%, 7/1/49	22,000,000	7/15/19	22,187,343
Uniform Mortgage Backed Securities, 2.50%, 7/1/49	8,000,000	7/15/19	7,945,000
Total			$100,744,218

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
			Upfront				Unrealized
Swap counterparty/			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
Goldman Sachs International
ILS	2,255,000	$8,979	$—	3/19/24	3 month ILS-TELBOR03 —	1.035% — Annually	$10,775
					Quarterly
ILS	20,342,000	76,949	—	3/20/24	3 month ILS-TELBOR03 —	1.02% — Annually	92,793
					Quarterly
Upfront premium received			—		Unrealized appreciation		103,568
Upfront premium (paid)			—		Unrealized (depreciation)		—
Total			$—		Total		$103,568

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$3,261,000	$158,582 E	$(37)	2/27/28	3 month USD-LIBOR-BBA —	3.11% — Semiannually	$158,546
				Quarterly
3,819,000	174,765 E	(43)	3/7/28	3 month USD-LIBOR-BBA —	3.05125% —	174,722
				Quarterly	Semiannually
1,580,000	390,426	(54)	11/8/48	3 month USD-LIBOR-BBA —	3.312% — Semiannually	392,009
				Quarterly
9,328,700	925,062	(132)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-	(1,006,709)
					BBA — Quarterly
5,149,400	518,328	(73)	3/4/29	3 month USD-LIBOR-BBA —	3.073% — Semiannually	560,019
				Quarterly
27,986,000	103,800	(14,061)	1/22/20	3 month USD-LIBOR-BBA —	2.86% — Semiannually	304,242
				Quarterly
27,986,000	296,204 E	13,328	1/22/21	2.77% — Semiannually	3 month USD-LIBOR-	(282,876)
					BBA — Quarterly
686,100	10,871 E	(4)	2/2/24	3 month USD-LIBOR-BBA —	2.5725% — Semiannually	10,867
				Quarterly
1,775,800	26,644 E	(10)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-	(26,654)
					BBA — Quarterly

24 Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$1,343,300	$87,606	$(18)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-	$(96,781)
					BBA — Quarterly
31,333,000	1,583,162	(186,042)	6/19/26	3 month USD-LIBOR-BBA —	2.60% — Semiannually	1,398,773
				Quarterly
3,717,300	92,817 E	(752)	12/2/23	3 month USD-LIBOR-BBA —	2.536% — Semiannually	92,065
				Quarterly
1,285,100	20,301 E	(220)	2/2/24	3 month USD-LIBOR-BBA —	2.57% — Semiannually	20,081
				Quarterly
571,969	43,415 E	(8)	3/5/30	3 month USD-LIBOR-BBA —	2.806% — Semiannually	43,407
				Quarterly
1,099,300	67,380 E	(16)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-	(67,396)
					BBA — Quarterly
17,107,000	475,643 E	(15,844)	3/21/29	3 month USD-LIBOR-BBA —	2.776% — Semiannually	459,798
				Quarterly
885,600	77,073 E	(30)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-	(77,103)
					BBA — Quarterly
2,315,300	25,105 E	(13)	2/2/24	3 month USD-LIBOR-BBA —	2.3075% — Semiannually	25,092
				Quarterly
3,398,600	37,497 E	(19)	2/9/24	3 month USD-LIBOR-BBA —	2.32% — Semiannually	37,478
				Quarterly
1,061,300	108,987 E	(36)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-	(109,023)
					BBA — Quarterly
4,043,900	401,519	(48,665)	6/12/49	3 month USD-LIBOR-BBA —	2.647% — Semiannually	353,305
				Quarterly
895,800	80,563	(31)	6/12/49	2.6059% — Semiannually	3 month USD-LIBOR-	(80,674)
					BBA — Quarterly
508,300	40,981	(17)	6/12/49	2.565% — Semiannually	3 month USD-LIBOR-	(41,033)
					BBA — Quarterly
730,600	54,163	(25)	6/12/49	2.5365% — Semiannually	3 month USD-LIBOR-	(54,227)
					BBA — Quarterly
714,800	58,281	(24)	6/12/49	3 month USD-LIBOR-BBA —	2.569% — Semiannually	58,306
				Quarterly
873,600	64,864	(30)	6/12/49	2.537% — Semiannually	3 month USD-LIBOR-	(64,940)
					BBA — Quarterly
810,100	59,503	(28)	6/12/49	2.5335% — Semiannually	3 month USD-LIBOR-	(59,573)
					BBA — Quarterly
667,100	42,090	(23)	6/12/49	2.488% — Semiannually	3 month USD-LIBOR-	(42,131)
					BBA — Quarterly
3,189,900	122,141	43,752	7/2/49	2.38% — Semiannually	3 month USD-LIBOR-	(78,389)
					BBA — Quarterly
6,379,700	113,750	(44,875)	7/2/49	3 month USD-LIBOR-BBA —	2.29% — Semiannually	68,875
				Quarterly
273,200	5,483	(9)	6/12/49	2.299% — Semiannually	3 month USD-LIBOR-	(5,472)
					BBA — Quarterly
700,900	5,912 E	(16)	11/20/39	3 month USD-LIBOR-BBA —	2.55% — Semiannually	5,896
				Quarterly
2,674,400	37,527 E	(38)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-	(37,565)
					BBA — Quarterly
311,000	3,787 E	(11)	7/17/49	2.263% — Semiannually	3 month USD-LIBOR-	(3,797)
					BBA — Quarterly
430,600	1,032 E	(15)	7/17/49	2.199% — Semiannually	3 month USD-LIBOR-	1,017
					BBA — Quarterly
7,625,000	31,972 E	8,975	9/18/29	2.00% — Semiannually	3 month USD-LIBOR-	(22,997)
					BBA — Quarterly
16,160,000	13,639 E	39,596	9/18/24	3 month USD-LIBOR-BBA —	1.75% — Semiannually	53,235
				Quarterly
382,800	3,702 E	(13)	7/17/49	3 month USD-LIBOR-BBA —	2.252% — Semiannually	3,689
				Quarterly
1,684,700	4,003 E	(19)	6/5/29	3 month USD-LIBOR-BBA —	2.2225% — Semiannually	3,984
				Quarterly

Putnam VT Diversified Income Fund 25

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited) cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
	$140,900	$1,057 E	$(5)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-	$(1,062)
						BBA — Quarterly
	3,209,200	20,962 E	(45)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-	(21,008)
						BBA — Quarterly
	526,300	1,860 E	(18)	7/17/49	2.194% — Semiannually	3 month USD-LIBOR-	1,842
						BBA — Quarterly
	405,100	2,903 E	(14)	7/17/49	3 month USD-LIBOR-BBA —	2.241% — Semiannually	2,890
					Quarterly
	166,748,000	12,339 E	197,548	9/18/21	1.70% — Semiannually	3 month USD-LIBOR-	209,887
						BBA — Quarterly
	56,936,000	184,074 E	340,278	9/18/24	1.80% — Semiannually	3 month USD-LIBOR-	156,203
						BBA — Quarterly
	164,800	1,558 E	(2,857)	9/18/49	3 month USD-LIBOR-BBA —	2.25% — Semiannually	(1,298)
					Quarterly
	46,411,200	407,212 E	(577,988)	9/18/29	3 month USD-LIBOR-BBA —	2.05% — Semiannually	(170,777)
					Quarterly
	2,185,000	2,001	(29)	6/26/29	1.9451% — Semiannually	3 month USD-LIBOR-	2,090
						BBA — Quarterly
	2,185,000	2,063	(29)	6/26/29	1.9448% — Semiannually	3 month USD-LIBOR-	2,151
						BBA — Quarterly
	510,400	2,966 E	(17)	7/17/49	2.184% — Semiannually	3 month USD-LIBOR-	2,949
						BBA — Quarterly
	319,000	1,415 E	(11)	7/17/49	3 month USD-LIBOR-BBA —	2.229% — Semiannually	1,404
					Quarterly
AUD	1,928,000	77,741	(18)	3/20/29	6 month AUD-BBR-BBSW —	2.1825% — Semiannually	78,687
					Semiannually
AUD	17,960,000	80,369	(47)	5/6/21	1.365% — Quarterly	3 month AUD-BBR-	(75,940)
						BBSW — Quarterly
AUD	3,805,000	118,253	(35)	5/6/29	6 month AUD-BBR-BBSW —	2.04% — Semiannually	119,846
					Semiannually
AUD	38,028,000	47,762 E	44,401	9/18/24	1.25% — Semiannually	6 month AUD-BBR-	(3,361)
						BBSW — Semiannually
AUD	27,000	30 E	(29)	9/18/29	6 month AUD-BBR-BBSW —	1.60% — Semiannually	—
					Semiannually
CAD	1,877,000	48,539	(19)	3/19/29	2.208% — Semiannually	3 month CAD-BA-CDOR —	(49,286)
						Semiannually
CAD	25,448,000	48,504 E	(20,855)	9/18/24	1.65% — Semiannually	3 month CAD-BA-CDOR —	27,649
						Semiannually
CAD	6,494,000	21,502 E	(25,409)	9/18/29	1.80% — Semiannually	3 month CAD-BA-CDOR —	(3,907)
						Semiannually
CHF	8,464,000	67,256 E	(33)	9/21/21	—	0.046% plus 6 month	(67,289)
						CHF-LIBOR-BBA —
						Semiannually
CHF	5,473,000	25,251 E	(14,087)	9/18/24	—	0.70% plus 6 month	11,164
						CHF-LIBOR-BBA —
						Semiannually
CHF	9,491,000	106,567 E	91,713	9/18/29	0.30% plus 6 month CHF-	—	(14,854)
					LIBOR-BBA — Semiannually
CZK	76,657,000	109,973	(45)	3/19/29	1.948% — Annually	6 month CZK-PRIBOR —	(108,729)
						Semiannually
CZK	90,629,000	2,387	(15)	3/27/21	6 month CZK-PRIBOR —	2.03% — Annually	2,042
					Semiannually
EUR	2,872,000	219,837 E	(24)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-	(219,862)
						REUTERS — Semiannually
EUR	2,609,000	220,648 E	(36)	2/27/28	1.815% — Annually	6 month EUR-EURIBOR-	(220,684)
						REUTERS — Semiannually
EUR	7,598,000	65,670 E	(33)	9/21/21	6 month EUR-EURIBOR-	0.354% — Annually	65,637
					REUTERS — Semiannually

26 Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited) cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
EUR	347,600	$59,632 E	$(13)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-	$(59,645)
						REUTERS — Semiannually
EUR	472,900	91,992 E	(18)	2/19/50	6 month EUR-EURIBOR-	1.354% — Annually	91,974
					REUTERS — Semiannually
EUR	522,000	86,607 E	(20)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-	(86,627)
						REUTERS — Semiannually
EUR	528,600	78,333 E	(20)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-	(78,353)
						REUTERS — Semiannually
EUR	9,346,000	304,356 E	(119)	3/21/29	1.104% — Annually	6 month EUR-EURIBOR-	(304,475)
						REUTERS — Semiannually
EUR	653,200	75,922 E	(26)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-	(75,948)
						REUTERS — Semiannually
EUR	636,800	82,436 E	(24)	11/29/58	6 month EUR-EURIBOR-	1.343% — Annually	82,412
					REUTERS — Semiannually
EUR	679,000	66,394 E	(26)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-	(66,420)
						REUTERS — Semiannually
EUR	503,000	25,699 E	(19)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-	(25,719)
						REUTERS — Semiannually
EUR	458,800	23,255 E	(18)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-	(23,273)
						REUTERS — Semiannually
EUR	27,000	59 E	(56)	9/18/24	—	0.25% plus 6 month EUR-	3
						EURIBOR-REUTERS —
						Semiannually
EUR	24,362,000	8,006 E	53,178	9/18/29	6 month EUR-EURIBOR-	0.20% — Annually	45,172
					REUTERS — Semiannually
EUR	307,000	5,391 E	(12)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-	(5,402)
						REUTERS — Semiannually
GBP	2,525,000	9,642 E	7,515	9/18/24	6 month GBP-LIBOR-BBA —	0.85% — Semiannually	(2,127)
					Semiannually
GBP	7,395,000	53,840 E	16,503	9/18/29	6 month GBP-LIBOR-BBA —	1.00% — Semiannually	(37,338)
					Semiannually
JPY	308,000,000	28,350	(23)	2/16/23	6 month JPY-LIBOR-BBA —	0.148% — Semiannually	29,801
					Semiannually
JPY	155,000,000	49,080	(19)	2/16/28	0.366% — Semiannually	6 month JPY-LIBOR-	(50,957)
						BBA — Semiannually
JPY	39,192,500	22,252 E	(11)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-	(22,263)
						BBA — Semiannually
NOK	84,769,000	117,428 E	(56,503)	9/18/24	1.50% — Annually	6 month NOK-NIBOR-	60,925
						NIBR — Semiannually
NOK	29,961,000	48,592 E	23,495	9/18/29	6 month NOK-NIBOR-NIBR —	1.70% — Annually	(25,097)
					Semiannually
NOK	49,767,000	3,617	(47)	7/1/24	1.735% — Annually	6 month NOK-NIBOR-	3,570
						NIBR — Semiannually
NOK	26,102,000	6,557	(41)	7/1/29	6 month NOK-NIBOR-NIBR —	1.82% — Annually	(6,598)
					Semiannually
NZD	5,614,000	65,160 E	(43)	3/28/29	2.524% — Semiannually	3 month NZD-BBR-FRA —	(65,203)
						Quarterly
NZD	8,635,000	719 E	(53)	9/18/24	1.45% — Semiannually	3 month NZD-BBR-FRA —	(772)
						Quarterly
NZD	5,403,000	3,122 E	4,917	9/18/29	3 month NZD-BBR-FRA —	1.80% — Semiannually	1,795
					Quarterly
SEK	12,926,000	83,039	(11)	11/10/27	3 month SEK-STIBOR-SIDE —	1.125% — Annually	93,129
					Quarterly
SEK	12,926,000	83,617	(11)	11/10/27	3 month SEK-STIBOR-SIDE —	1.13% — Annually	93,751
					Quarterly
SEK	12,926,000	87,066	(11)	11/13/27	3 month SEK-STIBOR-SIDE —	1.16% — Annually	97,408
					Quarterly
SEK	12,926,000	86,778	(11)	11/13/27	3 month SEK-STIBOR-SIDE —	1.1575% — Annually	97,098
					Quarterly

Putnam VT Diversified Income Fund 27

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited) cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
SEK	45,717,000	$6,489 E	$(2,451)	9/18/24	0.10% — Annually	3 month SEK-STIBOR-	$4,037
						SIDE — Quarterly
SEK	59,998,000	15,868 E	(16,062)	9/18/29	3 month SEK-STIBOR-SIDE —	0.60% — Annually	(194)
					Quarterly
Total			$(143,418)				$1,559,114

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$600,874	$602,406	$—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	$1,984
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
104,672	104,939	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	346
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
90,492	90,722	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	299
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
496,940	498,186	—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	1,727
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
7,933,810	7,951,085	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	26,620
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
950,172	952,383	—	1/12/40	5.00% (1 month USD-	Synthetic MBX Index	3,334
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
117,543	117,509	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	105
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
292,702	294,541	—	1/12/39	(6.00%) 1 month USD-	Synthetic MBX Index	(2,295)
				LIBOR — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
4,943,498	4,986,780	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(51,606)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
113,711	112,341	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	358
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
83,741	81,135	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(1,810)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
67,605	65,579	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	1,352
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
141,848	138,107	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	2,117
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
68,226	66,624	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	(843)
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
52,092	50,869	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	(644)
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
41,055	40,091	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	(507)
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly

28 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$49,156	$49,002	$—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	$408
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
84,860	85,405	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	1,524
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
12,173	12,251	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	219
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
7,554	7,602	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	136
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Citibank, N.A.
741,062	742,675	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	2,486
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
473,551	474,582	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	1,589
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
286,963	287,588	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	963
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Credit Suisse International
311,240	311,917	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	1,044
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
176,938	172,784	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(2,187)
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
92,767	90,589	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(1,147)
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
336,037	338,979	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(3,508)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
145,203	143,454	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(457)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
147,385	141,685	—	1/12/45	3.50% (1 month USD-	Synthetic TRS Index	(4,283)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
84,751	82,890	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(1,123)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
75,455	74,546	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(238)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
60,589	59,859	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(191)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
55,280	54,066	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(732)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
42,418	41,487	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(562)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
376,058	363,026	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(9,318)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly

Putnam VT Diversified Income Fund 29

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$154,064	$148,725	$—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	$(3,818)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
159,425	154,647	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	3,188
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
99,851	97,218	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	1,490
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
110,013	107,112	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	1,642
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
94,882	92,654	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	(1,173)
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
Deutsche Bank AG
336,037	338,979	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(3,508)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Goldman Sachs International
15,122	15,254	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(158)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
40,294	40,647	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(421)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
88,408	89,182	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(923)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
164,322	165,761	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(1,715)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
197,162	198,888	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(2,058)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
235,348	237,409	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(2,457)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
322,412	325,235	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(3,366)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
117,772	115,008	—	1/12/44	(3.00%) 1 month USD-	Synthetic TRS Index	1,794
				LIBOR — Monthly	3.00% 30 year Fannie Mae
					pools — Monthly
174,869	171,029	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(2,317)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
139,605	136,540	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(1,850)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
85,688	83,807	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(1,135)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
106,454	105,171	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	335
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
275,171	265,636	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(6,819)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly

30 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$270,644	$262,221	$—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	$(5,850)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
233,955	226,673	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(5,057)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
207,850	201,381	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(4,493)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
207,850	201,381	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(4,493)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
152,913	147,614	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(3,789)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
379,474	368,099	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	7,589
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
146,045	142,193	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	2,179
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
90,269	89,986	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	750
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
69,256	69,038	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	575
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
35,366	35,255	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	294
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
34,631	34,522	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	288
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
13,202	13,160	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	110
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
47,741	48,047	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	857
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
35,201	35,427	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	632
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
2,497	2,513	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	45
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
JPMorgan Chase Bank N.A.
316,399	306,915	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(6,328)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
240,211	233,011	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(4,804)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
49,895	48,399	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(998)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
146,045	142,193	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	2,179
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly

Putnam VT Diversified Income Fund 31

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Securities LLC
$342,649	$334,605	$—	1/12/41	(5.00%) 1 month USD-	Synthetic MBX Index	$4,235
				LIBOR — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
61,082	60,347	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	192
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
582,612	569,818	—	1/12/44	(3.50%) 1 month USD-	Synthetic TRS Index	7,719
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
130,161	126,277	—	1/12/44	4.00% (1 month USD-	Synthetic TRS Index	(2,631)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
1,004,040	972,789	—	1/12/42	(4.00%) 1 month USD-	Synthetic TRS Index	21,703
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Upfront premium received		—		Unrealized appreciation		104,407
Upfront premium (paid)		—		Unrealized (depreciation)		(151,612)
Total		$—		Total		$(47,205)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
			Upfront		Payments	Total return	Unrealized
			premium	Termination	received (paid)	received by	appreciation/
Notional amount		Value	received (paid)	date	by fund	or paid by fund	(depreciation)
EUR	6,295,000	$786,920	$—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP	$786,919
						excluding tobacco — At
						maturity
EUR	3,935,000	483,518	(94)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP	483,423
						excluding tobacco — At
						maturity
EUR	5,099,000	155,000	(60)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP	(155,060)
						excluding tobacco — At
						maturity
EUR	5,099,000	156,177	(60)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP	(156,237)
						excluding tobacco — At
						maturity
EUR	5,099,000	156,565	(60)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP	(156,626)
						excluding tobacco — At
						maturity
EUR	5,099,000	156,960	(60)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP	(157,020)
						excluding tobacco — At
						maturity
EUR	3,935,000	163,256	(51)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP	(163,307)
						excluding tobacco — At
						maturity
EUR	6,295,000	255,356	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP	(255,356)
						excluding tobacco — At
						maturity
GBP	3,154,000	69,959	(67)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail	69,891
						Price Index — At maturity
GBP	883,000	16,370	(21)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail	(16,390)
						Price Index — At maturity
GBP	2,460,000	39,695	(57)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail	(39,751)
						Price Index — At maturity
GBP	1,892,000	40,349	(44)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail	(40,394)
						Price Index — At maturity
GBP	3,532,000	92,275	(84)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail	(92,358)
						Price Index — At maturity
	$2,833,000	83,749	(31)	12/6/27	2.19% — At maturity	USA Non Revised	83,719
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity

32 Putnam VT Diversified Income Fund

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
$2,833,000	$83,554	$(31)	12/21/27	2.1939% — At maturity	USA Non Revised	$83,523
					Consumer Price Index-
					Urban (CPI-U) — At
					maturity
2,927,000	38,698	—	7/5/27	2.05% — At maturity	USA Non Revised	38,698
					Consumer Price Index-
					Urban (CPI-U) — At
					maturity
2,927,000	741	—	7/5/22	(1.89%) — At maturity	USA Non Revised	741
					Consumer Price Index-
					Urban (CPI-U) — At
					maturity
2,833,000	30,197	(17)	12/6/22	(2.05%) — At maturity	USA Non Revised	(30,214)
					Consumer Price Index-
					Urban (CPI-U) — At
					maturity
2,833,000	31,789	(17)	12/21/22	(2.068%) — At maturity	USA Non Revised	(31,806)
					Consumer Price Index-
					Urban (CPI-U) — At
					maturity
Total		$(754)				$252,395

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/19 (Unaudited)
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BBB–/P	$5,468	$80,000	$8,032	5/11/63	300 bp — Monthly	$(2,524)
CMBX NA BBB–.6 Index	BBB–/P	10,546	175,000	17,570	5/11/63	300 bp — Monthly	(6,936)
CMBX NA BBB–.6 Index	BBB–/P	21,545	349,000	35,040	5/11/63	300 bp — Monthly	(13,320)
CMBX NA BBB–.6 Index	BBB–/P	20,577	361,000	36,244	5/11/63	300 bp — Monthly	(15,487)
Citigroup Global Markets, Inc.
CMBX NA BBB–.6 Index	BBB–/P	7,274	51,000	5,120	5/11/63	300 bp — Monthly	2,180
CMBX NA BBB–.6 Index	BBB–/P	42,022	296,000	29,718	5/11/63	300 bp — Monthly	12,452
CMBX NA BB.6 Index	BB/P	1,050	5,000	1,037	5/11/63	500 bp — Monthly	18
CMBX NA BB.6 Index	BB/P	111,251	452,000	93,700	5/11/63	500 bp — Monthly	17,928
CMBX NA BB.6 Index	BB/P	146,290	772,000	160,036	5/11/63	500 bp — Monthly	(13,103)
CMBX NA BB.7 Index	BB/P	14,579	105,000	10,962	1/17/47	500 bp — Monthly	3,705
CMBX NA BB.7 Index	BB/P	28,277	220,000	22,968	1/17/47	500 bp — Monthly	5,493
CMBX NA BB.7 Index	BB/P	36,719	304,000	31,738	1/17/47	500 bp — Monthly	5,235
CMBX NA BBB–.6 Index	BBB–/P	691	7,000	703	5/11/63	300 bp — Monthly	(8)
CMBX NA BBB–.6 Index	BBB–/P	1,359	10,000	1,004	5/11/63	300 bp — Monthly	360
CMBX NA BBB–.6 Index	BBB–/P	1,805	17,000	1,707	5/11/63	300 bp — Monthly	107
CMBX NA BBB–.6 Index	BBB–/P	1,822	17,000	1,707	5/11/63	300 bp — Monthly	124
CMBX NA BBB–.6 Index	BBB–/P	3,560	21,000	2,108	5/11/63	300 bp — Monthly	1,462
CMBX NA BBB–.6 Index	BBB–/P	4,583	48,000	4,819	5/11/63	300 bp — Monthly	(212)
CMBX NA BBB–.6 Index	BBB–/P	4,964	52,000	5,221	5/11/63	300 bp — Monthly	(231)
CMBX NA BBB–.6 Index	BBB–/P	8,470	77,000	7,731	5/11/63	300 bp — Monthly	778
CMBX NA BBB–.6 Index	BBB–/P	10,983	96,000	9,638	5/11/63	300 bp — Monthly	1,393
CMBX NA BBB–.6 Index	BBB–/P	11,686	109,000	10,944	5/11/63	300 bp — Monthly	797
CMBX NA BBB–.6 Index	BBB–/P	12,651	115,000	11,546	5/11/63	300 bp — Monthly	1,162
CMBX NA BBB–.6 Index	BBB–/P	11,961	121,000	12,148	5/11/63	300 bp — Monthly	(127)
CMBX NA BBB–.6 Index	BBB–/P	13,035	122,000	12,249	5/11/63	300 bp — Monthly	848
CMBX NA BBB–.6 Index	BBB–/P	13,010	128,000	12,851	5/11/63	300 bp — Monthly	222
CMBX NA BBB–.6 Index	BBB–/P	14,898	129,000	12,952	5/11/63	300 bp — Monthly	2,011
CMBX NA BBB–.6 Index	BBB–/P	14,353	139,000	13,956	5/11/63	300 bp — Monthly	467
CMBX NA BBB–.6 Index	BBB–/P	23,530	159,000	15,964	5/11/63	300 bp — Monthly	7,646
CMBX NA BBB–.6 Index	BBB–/P	23,393	159,000	15,964	5/11/63	300 bp — Monthly	7,509

Putnam VT Diversified Income Fund 33

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/19 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.6 Index	BBB–/P	$21,495	$192,000	$19,277	5/11/63	300 bp — Monthly	$2,314
CMBX NA BBB–.6 Index	BBB–/P	19,912	192,000	19,277	5/11/63	300 bp — Monthly	731
CMBX NA BBB–.6 Index	BBB–/P	22,726	206,000	20,682	5/11/63	300 bp — Monthly	2,146
CMBX NA BBB–.6 Index	BBB–/P	29,036	266,000	26,706	5/11/63	300 bp — Monthly	2,463
CMBX NA BBB–.6 Index	BBB–/P	36,168	316,000	31,726	5/11/63	300 bp — Monthly	4,599
Credit Suisse International
CMBX NA BBB–.6 Index	BBB–/P	30,050	206,000	20,682	5/11/63	300 bp — Monthly	9,470
CMBX NA BBB–.6 Index	BBB–/P	38,606	249,000	25,000	5/11/63	300 bp — Monthly	13,731
CMBX NA BBB–.6 Index	BBB–/P	36,892	264,000	26,506	5/11/63	300 bp — Monthly	10,518
CMBX NA BBB–.6 Index	BBB–/P	60,099	412,000	41,365	5/11/63	300 bp — Monthly	18,940
CMBX NA BB.7 Index	BB/P	22,204	166,000	17,330	1/17/47	500 bp — Monthly	5,012
CMBX NA BBB–.6 Index	BBB–/P	3,132	28,000	2,811	5/11/63	300 bp — Monthly	335
CMBX NA BBB–.6 Index	BBB–/P	2,902	29,000	2,912	5/11/63	300 bp — Monthly	4
CMBX NA BBB–.6 Index	BBB–/P	4,847	48,000	4,819	5/11/63	300 bp — Monthly	52
CMBX NA BBB–.6 Index	BBB–/P	8,950	81,000	8,132	5/11/63	300 bp — Monthly	858
CMBX NA BBB–.6 Index	BBB–/P	7,872	83,000	8,333	5/11/63	300 bp — Monthly	(420)
CMBX NA BBB–.6 Index	BBB–/P	9,021	92,000	9,237	5/11/63	300 bp — Monthly	(170)
CMBX NA BBB–.6 Index	BBB–/P	10,597	100,000	10,040	5/11/63	300 bp — Monthly	607
CMBX NA BBB–.6 Index	BBB–/P	9,870	104,000	10,442	5/11/63	300 bp — Monthly	(520)
CMBX NA BBB–.6 Index	BBB–/P	12,827	114,000	11,446	5/11/63	300 bp — Monthly	1,438
CMBX NA BBB–.6 Index	BBB–/P	13,939	117,000	11,747	5/11/63	300 bp — Monthly	2,251
CMBX NA BBB–.6 Index	BBB–/P	16,463	130,000	13,052	5/11/63	300 bp — Monthly	3,476
CMBX NA BBB–.6 Index	BBB–/P	20,591	150,000	15,060	5/11/63	300 bp — Monthly	5,606
CMBX NA BBB–.6 Index	BBB–/P	17,701	161,000	16,164	5/11/63	300 bp — Monthly	1,617
CMBX NA BBB–.6 Index	BBB–/P	16,094	168,000	16,867	5/11/63	300 bp — Monthly	(690)
CMBX NA BBB–.6 Index	BBB–/P	19,778	179,000	17,972	5/11/63	300 bp — Monthly	1,896
CMBX NA BBB–.6 Index	BBB–/P	26,971	201,000	20,180	5/11/63	300 bp — Monthly	6,891
CMBX NA BBB–.6 Index	BBB–/P	48,130	319,000	32,028	5/11/63	300 bp — Monthly	16,262
CMBX NA BBB–.6 Index	BBB–/P	120,552	799,000	80,220	5/11/63	300 bp — Monthly	40,732
CMBX NA BBB–.6 Index	BBB–/P	114,424	1,052,000	105,621	5/11/63	300 bp — Monthly	9,329
CMBX NA BBB–.6 Index	BBB–/P	274,145	2,564,000	257,426	5/11/63	300 bp — Monthly	18,001
CMBX NA BBB–.7 Index	BBB–/P	34,676	528,000	14,414	1/17/47	300 bp — Monthly	20,526
CMBX NA BBB–.7 Index	BBB–/P	158,030	2,138,000	58,367	1/17/47	300 bp — Monthly	100,732
Goldman Sachs International
CMBX NA BBB–.6 Index	BBB–/P	13,478	87,000	8,735	5/11/63	300 bp — Monthly	4,787
CMBX NA BBB–.6 Index	BBB–/P	6,209	59,000	5,924	5/11/63	300 bp — Monthly	314
CMBX NA BBB–.6 Index	BBB–/P	6,856	62,000	6,225	5/11/63	300 bp — Monthly	662
CMBX NA BBB–.6 Index	BBB–/P	5,978	69,000	6,928	5/11/63	300 bp — Monthly	(915)
CMBX NA BBB–.6 Index	BBB–/P	4,769	70,000	7,028	5/11/63	300 bp — Monthly	(2,224)
CMBX NA BBB–.6 Index	BBB–/P	8,842	79,000	7,932	5/11/63	300 bp — Monthly	950
CMBX NA BBB–.6 Index	BBB–/P	9,574	87,000	8,735	5/11/63	300 bp — Monthly	883
CMBX NA BBB–.6 Index	BBB–/P	8,117	94,000	9,438	5/11/63	300 bp — Monthly	(1,274)
CMBX NA BBB–.6 Index	BBB–/P	16,293	98,000	9,839	5/11/63	300 bp — Monthly	6,502
CMBX NA BBB–.6 Index	BBB–/P	8,608	102,000	10,241	5/11/63	300 bp — Monthly	(1,582)
CMBX NA BBB–.6 Index	BBB–/P	13,886	102,000	10,241	5/11/63	300 bp — Monthly	3,696
CMBX NA BBB–.6 Index	BBB–/P	8,150	103,000	10,341	5/11/63	300 bp — Monthly	(2,140)
CMBX NA BBB–.6 Index	BBB–/P	16,916	113,000	11,345	5/11/63	300 bp — Monthly	5,627
CMBX NA BBB–.6 Index	BBB–/P	16,910	115,000	11,546	5/11/63	300 bp — Monthly	5,421
CMBX NA BBB–.6 Index	BBB–/P	13,259	119,000	11,948	5/11/63	300 bp — Monthly	1,371
CMBX NA BBB–.6 Index	BBB–/P	13,360	123,000	12,349	5/11/63	300 bp — Monthly	1,073
CMBX NA BBB–.6 Index	BBB–/P	13,309	123,000	12,349	5/11/63	300 bp — Monthly	1,021
CMBX NA BBB–.6 Index	BBB–/P	10,857	131,000	13,152	5/11/63	300 bp — Monthly	(2,230)
CMBX NA BBB–.6 Index	BBB–/P	13,452	134,000	13,454	5/11/63	300 bp — Monthly	66
CMBX NA BBB–.6 Index	BBB–/P	6,776	139,000	13,956	5/11/63	300 bp — Monthly	(7,110)

34 Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/19 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6 Index	BBB–/P	$15,957	$143,000	$14,357	5/11/63	300 bp — Monthly	$1,671
CMBX NA BBB–.6 Index	BBB–/P	15,957	143,000	14,357	5/11/63	300 bp — Monthly	1,671
CMBX NA BBB–.6 Index	BBB–/P	12,743	151,000	15,160	5/11/63	300 bp — Monthly	(2,342)
CMBX NA BBB–.6 Index	BBB–/P	21,242	153,000	15,361	5/11/63	300 bp — Monthly	5,957
CMBX NA BBB–.6 Index	BBB–/P	17,887	160,000	16,064	5/11/63	300 bp — Monthly	1,903
CMBX NA BBB–.6 Index	BBB–/P	25,922	172,000	17,269	5/11/63	300 bp — Monthly	8,739
CMBX NA BBB–.6 Index	BBB–/P	20,787	192,000	19,277	5/11/63	300 bp — Monthly	1,606
CMBX NA BBB–.6 Index	BBB–/P	31,126	222,000	22,289	5/11/63	300 bp — Monthly	8,948
CMBX NA BBB–.6 Index	BBB–/P	11,031	228,000	22,891	5/11/63	300 bp — Monthly	(11,746)
CMBX NA BBB–.6 Index	BBB–/P	11,359	229,000	22,992	5/11/63	300 bp — Monthly	(11,518)
CMBX NA BBB–.6 Index	BBB–/P	28,369	233,000	23,393	5/11/63	300 bp — Monthly	5,092
CMBX NA BBB–.6 Index	BBB–/P	12,206	234,000	23,494	5/11/63	300 bp — Monthly	(11,171)
CMBX NA BBB–.6 Index	BBB–/P	27,427	236,000	23,694	5/11/63	300 bp — Monthly	3,851
CMBX NA BBB–.6 Index	BBB–/P	32,901	315,000	31,626	5/11/63	300 bp — Monthly	1,433
CMBX NA BBB–.6 Index	BBB–/P	42,332	384,000	38,554	5/11/63	300 bp — Monthly	3,971
CMBX NA BBB–.7 Index	BBB–/P	165,569	2,240,000	61,152	1/17/47	300 bp — Monthly	105,537
JPMorgan Securities LLC
CMBX NA BB.6 Index	BB/P	27,963	132,000	27,364	5/11/63	500 bp — Monthly	709
CMBX NA BB.6 Index	BB/P	30,266	143,000	29,644	5/11/63	500 bp — Monthly	741
CMBX NA BB.6 Index	BB/P	67,995	323,000	66,958	5/11/63	500 bp — Monthly	1,306
CMBX NA BBB–.6 Index	BBB–/P	10,466	92,000	9,237	5/11/63	300 bp — Monthly	1,275
CMBX NA BBB–.6 Index	BBB–/P	1,202,686	9,091,000	912,736	5/11/63	300 bp — Monthly	294,498
Merrill Lynch International
CMBX NA BBB–.6 Index	BBB–/P	5,558	42,000	4,217	5/11/63	300 bp — Monthly	1,362
CMBX NA BBB–.6 Index	BBB–/P	8,248	73,000	7,329	5/11/63	300 bp — Monthly	955
CMBX NA BBB–.6 Index	BBB–/P	8,526	75,000	7,530	5/11/63	300 bp — Monthly	1,033
CMBX NA BBB–.6 Index	BBB–/P	20,458	173,000	17,369	5/11/63	300 bp — Monthly	3,176
CMBX NA BBB–.6 Index	BBB–/P	23,614	201,000	20,180	5/11/63	300 bp — Monthly	3,534
CMBX NA BBB–.6 Index	BBB–/P	78,425	700,000	70,280	5/11/63	300 bp — Monthly	8,495
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6 Index	BBB–/P	30,343	205,000	20,582	5/11/63	300 bp — Monthly	9,863
CMBX NA BBB–.6 Index	BBB–/P	30,298	205,000	20,582	5/11/63	300 bp — Monthly	9,819
CMBX NA BBB–.6 Index	BBB–/P	30,013	206,000	20,682	5/11/63	300 bp — Monthly	9,434
CMBX NA BBB–.6 Index	BBB–/P	30,432	220,000	22,088	5/11/63	300 bp — Monthly	8,454
CMBX NA BBB–.6 Index	BBB–/P	39,598	281,000	28,212	5/11/63	300 bp — Monthly	11,526
CMBX NA BBB–.6 Index	BBB–/P	60,834	411,000	41,264	5/11/63	300 bp — Monthly	19,775
CMBX NA BBB–.6 Index	BBB–/P	60,891	411,000	41,264	5/11/63	300 bp — Monthly	19,832
CMBX NA BBB–.6 Index	BBB–/P	60,246	412,000	41,365	5/11/63	300 bp — Monthly	19,087
CMBX NA BBB–.6 Index	BBB–/P	90,712	616,000	61,846	5/11/63	300 bp — Monthly	29,174
CMBX NA BBB–.6 Index	BBB–/P	89,899	617,000	61,947	5/11/63	300 bp — Monthly	28,261
CMBX NA BBB–.6 Index	BBB–/P	121,341	822,000	82,529	5/11/63	300 bp — Monthly	39,224
CMBX NA A.6 Index	A/P	61	6,000	8	5/11/63	200 bp — Monthly	71
CMBX NA BB.6 Index	BB/P	35,608	145,000	30,059	5/11/63	500 bp — Monthly	5,670
CMBX NA BB.6 Index	BB/P	71,706	291,000	60,324	5/11/63	500 bp — Monthly	11,624
CMBX NA BBB–.6 Index	BBB–/P	421	4,000	402	5/11/63	300 bp — Monthly	21
CMBX NA BBB–.6 Index	BBB–/P	1,116	9,000	904	5/11/63	300 bp — Monthly	217
CMBX NA BBB–.6 Index	BBB–/P	962	9,000	904	5/11/63	300 bp — Monthly	63
CMBX NA BBB–.6 Index	BBB–/P	1,693	16,000	1,606	5/11/63	300 bp — Monthly	95
CMBX NA BBB–.6 Index	BBB–/P	2,545	21,000	2,108	5/11/63	300 bp — Monthly	447
CMBX NA BBB–.6 Index	BBB–/P	2,866	30,000	3,012	5/11/63	300 bp — Monthly	(131)
CMBX NA BBB–.6 Index	BBB–/P	3,756	31,000	3,112	5/11/63	300 bp — Monthly	660
CMBX NA BBB–.6 Index	BBB–/P	3,920	32,000	3,213	5/11/63	300 bp — Monthly	723
CMBX NA BBB–.6 Index	BBB–/P	4,101	42,000	4,217	5/11/63	300 bp — Monthly	(95)
CMBX NA BBB–.6 Index	BBB–/P	8,054	62,000	6,225	5/11/63	300 bp — Monthly	1,860

Putnam VT Diversified Income Fund 35

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/19 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.6 Index	BBB–/P	$8,057	$63,000	$6,325	5/11/63	300 bp — Monthly	$1,763
CMBX NA BBB–.6 Index	BBB–/P	7,405	65,000	6,526	5/11/63	300 bp — Monthly	912
CMBX NA BBB–.6 Index	BBB–/P	8,494	75,000	7,530	5/11/63	300 bp — Monthly	1,002
CMBX NA BBB–.6 Index	BBB–/P	9,418	80,000	8,032	5/11/63	300 bp — Monthly	1,426
CMBX NA BBB–.6 Index	BBB–/P	12,438	105,000	10,542	5/11/63	300 bp — Monthly	1,949
CMBX NA BBB–.6 Index	BBB–/P	15,936	106,000	10,642	5/11/63	300 bp — Monthly	5,346
CMBX NA BBB–.6 Index	BBB–/P	19,323	114,000	11,446	5/11/63	300 bp — Monthly	7,934
CMBX NA BBB–.6 Index	BBB–/P	17,877	120,000	12,048	5/11/63	300 bp — Monthly	5,889
CMBX NA BBB–.6 Index	BBB–/P	14,904	127,000	12,751	5/11/63	300 bp — Monthly	2,217
CMBX NA BBB–.6 Index	BBB–/P	17,414	136,000	13,654	5/11/63	300 bp — Monthly	3,827
CMBX NA BBB–.6 Index	BBB–/P	17,102	151,000	15,160	5/11/63	300 bp — Monthly	2,017
CMBX NA BBB–.6 Index	BBB–/P	18,117	158,000	15,863	5/11/63	300 bp — Monthly	2,333
CMBX NA BBB–.6 Index	BBB–/P	17,993	159,000	15,964	5/11/63	300 bp — Monthly	2,108
CMBX NA BBB–.6 Index	BBB–/P	21,251	160,000	16,064	5/11/63	300 bp — Monthly	5,267
CMBX NA BBB–.6 Index	BBB–/P	15,340	164,000	16,466	5/11/63	300 bp — Monthly	(1,044)
CMBX NA BBB–.6 Index	BBB–/P	23,629	195,000	19,578	5/11/63	300 bp — Monthly	4,149
CMBX NA BBB–.6 Index	BBB–/P	29,442	210,000	21,084	5/11/63	300 bp — Monthly	8,463
CMBX NA BBB–.6 Index	BBB–/P	43,512	293,000	29,417	5/11/63	300 bp — Monthly	14,241
CMBX NA BBB–.6 Index	BBB–/P	34,570	326,000	32,730	5/11/63	300 bp — Monthly	2,003
Upfront premium received		5,217,309	Unrealized appreciation				1,171,016
Upfront premium (paid)		—	Unrealized (depreciation)				(109,270)
Total		$5,217,309	Total				$1,061,746

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2019. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/19 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$(56)	$6,000	$8	5/11/63	(200 bp) — Monthly	$(66)
CMBX NA BB.10 Index	(22,259)	203,000	17,560	11/17/59	(500 bp) — Monthly	(4,868)
CMBX NA BB.10 Index	(10,541)	101,000	8,737	11/17/59	(500 bp) — Monthly	(1,888)
CMBX NA BB.11 Index	(39,386)	304,000	30,005	11/18/54	(500 bp) — Monthly	(9,635)
CMBX NA BB.9 Index	(42,743)	304,000	31,586	9/17/58	(500 bp) — Monthly	(11,411)
CMBX NA BB.9 Index	(34,352)	223,000	23,170	9/17/58	(500 bp) — Monthly	(11,368)
CMBX NA BB.9 Index	(34,507)	223,000	23,170	9/17/58	(500 bp) — Monthly	(11,523)
CMBX NA BB.9 Index	(33,873)	220,000	22,858	9/17/58	(500 bp) — Monthly	(11,199)
CMBX NA BB.9 Index	(26,258)	202,000	20,988	9/17/58	(500 bp) — Monthly	(5,439)
CMBX NA BB.9 Index	(27,154)	202,000	20,988	9/17/58	(500 bp) — Monthly	(6,334)
CMBX NA BB.9 Index	(17,377)	111,000	11,533	9/17/58	(500 bp) — Monthly	(5,937)
CMBX NA BB.9 Index	(1,117)	7,000	727	9/17/58	(500 bp) — Monthly	(396)
Credit Suisse International
CMBX NA BB.10 Index	(24,973)	210,000	18,165	11/17/59	(500 bp) — Monthly	(6,983)
CMBX NA BB.10 Index	(28,019)	210,000	18,165	11/17/59	(500 bp) — Monthly	(10,029)
CMBX NA BB.10 Index	(13,797)	111,000	9,602	11/17/59	(500 bp) — Monthly	(4,288)
CMBX NA BB.7 Index	(18,462)	1,046,000	216,836	5/11/63	(500 bp) — Monthly	197,500
CMBX NA BB.7 Index	(73,526)	447,000	46,667	1/17/47	(500 bp) — Monthly	(27,231)
CMBX NA BB.7 Index	(25,825)	140,000	14,616	1/17/47	(500 bp) — Monthly	(11,326)
CMBX NA BB.9 Index	(54,911)	344,000	35,742	9/17/58	(500 bp) — Monthly	(19,456)
CMBX NA BB.9 Index	(17,038)	111,000	11,533	9/17/58	(500 bp) — Monthly	(5,597)

36 Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/19 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International cont.
CMBX NA BB.9 Index	$(16,477)	$107,000	$11,117	9/17/58	(500 bp) — Monthly	$(5,449)
CMBX NA BB.9 Index	(15,911)	105,000	10,910	9/17/58	(500 bp) — Monthly	(5,089)
CMBX NA BB.9 Index	(10,010)	64,000	6,650	9/17/58	(500 bp) — Monthly	(3,414)
CMBX NA BB.9 Index	(7,302)	51,000	5,299	9/17/58	(500 bp) — Monthly	(2,045)
CMBX NA BB.9 Index	(2,652)	17,000	1,766	9/17/58	(500 bp) — Monthly	(899)
CMBX NA BB.9 Index	(2,652)	17,000	1,766	9/17/58	(500 bp) — Monthly	(899)
Goldman Sachs International
CMBX NA BB.6 Index	(50,331)	492,000	101,992	5/11/63	(500 bp) — Monthly	51,250
CMBX NA BB.7 Index	(27,088)	179,000	18,688	1/17/47	(500 bp) — Monthly	(8,549)
CMBX NA BB.6 Index	(43,394)	297,000	61,568	5/11/63	(500 bp) — Monthly	17,927
CMBX NA BB.7 Index	(74,898)	443,000	46,249	1/17/47	(500 bp) — Monthly	(29,018)
CMBX NA BB.7 Index	(35,390)	216,000	22,550	1/17/47	(500 bp) — Monthly	(13,020)
CMBX NA BB.7 Index	(26,396)	130,000	13,572	1/17/47	(500 bp) — Monthly	(12,933)
CMBX NA BB.7 Index	(6,572)	36,000	3,758	1/17/47	(500 bp) — Monthly	(2,844)
CMBX NA BB.9 Index	(3,025)	19,000	1,974	9/17/58	(500 bp) — Monthly	(1,066)
CMBX NA BB.9 Index	(1,438)	9,000	935	9/17/58	(500 bp) — Monthly	(510)
CMBX NA BB.9 Index	(1,264)	8,000	831	9/17/58	(500 bp) — Monthly	(439)
JPMorgan Securities LLC
CMBX NA BB.6 Index	(28,120)	200,000	41,460	5/11/63	(500 bp) — Monthly	13,173
CMBX NA BB.6 Index	(14,354)	99,000	20,523	5/11/63	(500 bp) — Monthly	6,086
CMBX NA BB.6 Index	(9,349)	65,000	13,475	5/11/63	(500 bp) — Monthly	4,072
CMBX NA BB.7 Index	(140,469)	1,110,000	115,884	1/17/47	(500 bp) — Monthly	(25,511)
CMBX NA BB.9 Index	(5,661)	40,000	4,156	9/17/58	(500 bp) — Monthly	(1,539)
CMBX NA BB.9 Index	(4,735)	30,000	3,117	9/17/58	(500 bp) — Monthly	(1,643)
CMBX NA BB.9 Index	(2,340)	15,000	1,559	9/17/58	(500 bp) — Monthly	(794)
CMBX NA BB.9 Index	(2,118)	15,000	1,559	9/17/58	(500 bp) — Monthly	(572)
CMBX NA BB.9 Index	(153)	1,000	104	9/17/58	(500 bp) — Monthly	(50)
CMBX NA BBB–.7 Index	(96,491)	2,543,000	69,424	1/17/47	(300 bp) — Monthly	(28,338)
CMBX NA BBB–.7 Index	(8,184)	173,000	4,723	1/17/47	(300 bp) — Monthly	(3,547)
Merrill Lynch International
CMBX NA BB.10 Index	(12,006)	101,000	8,737	11/17/59	(500 bp) — Monthly	(3,354)
CMBX NA BB.10 Index	(10,644)	101,000	8,737	11/17/59	(500 bp) — Monthly	(1,992)
CMBX NA BB.7 Index	(16,134)	93,000	9,709	1/17/47	(500 bp) — Monthly	(6,502)
CMBX NA BB.9 Index	(37,694)	241,000	25,040	9/17/58	(500 bp) — Monthly	(12,855)
CMBX NA BB.9 Index	(13,222)	101,000	10,494	9/17/58	(500 bp) — Monthly	(2,812)
CMBX NA BB.9 Index	(7,219)	46,000	4,779	9/17/58	(500 bp) — Monthly	(2,478)
CMBX NA BB.9 Index	(6,736)	46,000	4,779	9/17/58	(500 bp) — Monthly	(1,995)
CMBX NA BB.9 Index	(6,732)	44,000	4,572	9/17/58	(500 bp) — Monthly	(2,197)
CMBX NA BB.9 Index	(6,483)	44,000	4,572	9/17/58	(500 bp) — Monthly	(1,948)
CMBX NA BBB–.7 Index	(20,241)	247,000	6,743	1/17/47	(300 bp) — Monthly	(13,621)
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(5,502)	54,000	1,474	1/17/47	(300 bp) — Monthly	(4,055)
CMBX NA BB.10 Index	(10,593)	101,000	8,737	11/17/59	(500 bp) — Monthly	(1,940)
CMBX NA BB.7 Index	(58,522)	291,000	30,380	1/17/47	(500 bp) — Monthly	(28,384)
CMBX NA BB.7 Index	(50,136)	260,000	27,144	1/17/47	(500 bp) — Monthly	(23,208)
CMBX NA BB.7 Index	(46,015)	228,000	23,803	1/17/47	(500 bp) — Monthly	(22,402)
CMBX NA BB.7 Index	(15,718)	84,000	8,770	1/17/47	(500 bp) — Monthly	(7,019)
CMBX NA BB.9 Index	(4,610)	32,000	3,325	9/17/58	(500 bp) — Monthly	(1,312)
CMBX NA BB.9 Index	(3,579)	23,000	2,390	9/17/58	(500 bp) — Monthly	(1,209)
CMBX NA BB.9 Index	(2,565)	17,000	1,766	9/17/58	(500 bp) — Monthly	(813)
CMBX NA BB.9 Index	(2,406)	16,000	1,662	9/17/58	(500 bp) — Monthly	(757)
CMBX NA BB.9 Index	(1,641)	12,000	1,247	9/17/58	(500 bp) — Monthly	(404)
CMBX NA BB.9 Index	(1,464)	11,000	1,143	9/17/58	(500 bp) — Monthly	(330)

Putnam VT Diversified Income Fund 37

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/19 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.9 Index	$(1,223)	$9,000	$935	9/17/58	(500 bp) — Monthly	$(295)
CMBX NA BB.9 Index	(908)	6,000	623	9/17/58	(500 bp) — Monthly	(290)
CMBX NA BB.9 Index	(908)	6,000	623	9/17/58	(500 bp) — Monthly	(290)
CMBX NA BBB–.7 Index	(5,016)	79,000	2,157	1/17/47	(300 bp) — Monthly	(2,899)
Upfront premium received	—		Unrealized appreciation			290,008
Upfront premium (paid)	(1,530,865)		Unrealized (depreciation)			(458,503)
Total	$(1,530,865)		Total			$(168,495)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/19 (Unaudited)

	Upfront
	premium			Termi-	Payments	Unrealized
	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 32 Index	$449,980	$7,540,000	$572,512	6/20/24	(500 bp) — Quarterly	$(134,052)
Total	$449,980					$(134,052)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

38 Putnam VT Diversified Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$992	$—	$—
Consumer cyclicals	135,027	30,446	—
Energy	—	70	4,611
Health care	7,043	—	—
Technology	58,395	—	—
Utilities and power	—	104,504	—
Total common stocks	201,457	135,020	4,611
Asset-backed securities	—	1,702,998	—
Convertible bonds and notes	—	8,305,165	—
Convertible preferred stocks	—	—	2,600
Corporate bonds and notes	—	42,035,909	478
Foreign government and agency bonds and notes	—	22,809,584	—
Mortgage-backed securities	—	76,965,851	—
Preferred stocks	182,387	—	—
Purchased options outstanding	—	132,731	—
Purchased swap options outstanding	—	9,634,403	—
Senior loans	—	3,375,086	—
U.S. government and agency mortgage obligations	—	143,793,669	—
U.S. treasury obligations	—	521,749	—
Short-term investments	47,073,204	5,865,194	—
Totals by level	$47,457,048	$315,277,359	$7,689

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(725,662)	$—
Futures contracts	9,910	—	—
Written options outstanding	—	(100,198)	—
Written swap options outstanding	—	(7,360,622)	—
Forward premium swap option contracts	—	(172,323)	—
TBA sale commitments	—	(100,744,218)	—
Interest rate swap contracts	—	1,806,100	—
Total return swap contracts	—	205,944	—
Credit default contracts	—	(3,377,225)	—
Totals by level	$9,910	$(110,468,204)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 39

Statement of assets and liabilities
6/30/19 (Unaudited)

Assets
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $312,581,906)	$316,711,892
Affiliated issuers (identified cost $46,030,204) (Note 5)	46,030,204
Cash	21,516
Foreign currency (cost $56,127) (Note 1)	54,537
Interest and other receivables	2,354,148
Receivable for shares of the fund sold	137,026
Receivable for investments sold	253,411
Receivable for sales of delayed delivery securities (Note 1)	20,275
Receivable for sales of TBA securities (Note 1)	72,835,672
Receivable for variation margin on futures contracts (Note 1)	8,754
Receivable for variation margin on centrally cleared swap contracts (Note 1)	506,027
Unrealized appreciation on forward premium swap option contracts (Note 1)	649,121
Unrealized appreciation on forward currency contracts (Note 1)	423,862
Unrealized appreciation on OTC swap contracts (Note 1)	1,668,999
Premium paid on OTC swap contracts (Note 1)	1,530,865
Total assets	443,206,309

Liabilities
Payable for investments purchased	2,536,454
Payable for purchases of delayed delivery securities (Note 1)	493,661
Payable for purchases of TBA securities (Note 1)	114,124,289
Payable for shares of the fund repurchased	96,287
Payable for compensation of Manager (Note 2)	93,429
Payable for custodian fees (Note 2)	107,415
Payable for investor servicing fees (Note 2)	23,918
Payable for Trustee compensation and expenses (Note 2)	122,371
Payable for administrative services (Note 2)	818
Payable for distribution fees (Note 2)	28,527
Payable for variation margin on futures contracts (Note 1)	10,146
Payable for variation margin on centrally cleared swap contracts (Note 1)	421,331
Unrealized depreciation on OTC swap contracts (Note 1)	719,385
Premium received on OTC swap contracts (Note 1)	5,217,309
Unrealized depreciation on forward currency contracts (Note 1)	1,149,524
Unrealized depreciation on forward premium swap option contracts (Note 1)	821,444
Written options outstanding, at value (premiums $4,984,382) (Note 1)	7,460,820
TBA sale commitments, at value (proceeds receivable $100,535,234) (Note 1)	100,744,218
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	1,814,024
Other accrued expenses	126,516
Total liabilities	236,111,886

Net assets	$207,094,423

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$261,027,416
Total distributable earnings (Note 1)	(53,932,993)
Total — Representing net assets applicable to capital shares outstanding	$207,094,423

Computation of net asset value Class IA
Net assets	$66,602,466
Number of shares outstanding	11,095,841
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$6.00

Computation of net asset value Class IB
Net assets	$140,491,957
Number of shares outstanding	23,328,320
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$6.02

The accompanying notes are an integral part of these financial statements.

40 Putnam VT Diversified Income Fund

Statement of operations
Six months ended 6/30/19 (Unaudited)

Investment income
Interest (including interest income of $462,482 from investments in affiliated issuers) (Note 5)	$5,499,768
Dividends	7,400
Total investment income	5,507,168

Expenses
Compensation of Manager (Note 2)	541,025
Investor servicing fees (Note 2)	70,556
Custodian fees (Note 2)	51,478
Trustee compensation and expenses (Note 2)	4,910
Distribution fees (Note 2)	167,717
Administrative services (Note 2)	2,620
Auditing and tax fees	79,344
Other	45,104
Total expenses	962,754

Expense reduction (Note 2)	(204)
Net expenses	962,550

Net investment income	4,544,618

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(1,636,661)
Foreign currency transactions (Note 1)	(47)
Forward currency contracts (Note 1)	148,125
Futures contracts (Note 1)	45,064
Swap contracts (Note 1)	(2,957,272)
Written options (Note 1)	703,448
Total net realized loss	(3,697,343)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	7,798,476
Assets and liabilities in foreign currencies	11,230
Forward currency contracts	148,191
Futures contracts	(27,602)
Swap contracts	5,418,855
Written options	(985,910)
Total change in net unrealized appreciation	12,363,240

Net gain on investments	8,665,897

Net increase in net assets resulting from operations	$13,210,515

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 41

Statement of changes in net assets

	Six months
	ended	Year ended
	6/30/19*	12/31/18
Increase (decrease) in net assets
Operations:
Net investment income	$4,544,618	$10,671,989
Net realized loss on investments and foreign currency transactions	(3,697,343)	(2,361,252)
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	12,363,240	(9,720,021)
Net increase (decrease) in net assets resulting from operations	13,210,515	(1,409,284)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(2,368,140)	(3,170,313)
Class IB	(4,410,819)	(5,754,359)
Increase (decrease) from capital share transactions (Note 4)	5,114,703	(4,126,189)
Total increase (decrease) in net assets	11,546,259	(14,460,145)
Net assets:
Beginning of period	195,548,164	210,008,309
End of period	$207,094,423	$195,548,164

* Unaudited.

The accompanying notes are an integral part of these financial statements.

42 Putnam VT Diversified Income Fund

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
6/30/19†	$5.82	.14	.26	.40	(.22)	(.22)	$6.00	6.92*	$66,602	.39*	2.34*	549*
12/31/18	6.13	.32	(.36)	(.04)	(.27)	(.27)	5.82	(.74)	65,046.80		5.28	790
12/31/17	6.06	.32	.11	.43	(.36)	(.36)	6.13	7.42	73,119.78		5.30	1,100
12/31/16	6.21	.34	(.03)	.31	(.46)	(.46)	6.06	5.76	77,226	.79[f]	5.89[f]	846
12/31/15	7.02	.32	(.47)	(.15)	(.66)	(.66)	6.21	(2.32)	84,766.75		5.02	876
12/31/14	7.58	.38	(.32)	.06	(.62)	(.62)	7.02	.68	103,063.76		5.27	408
Class IB
6/30/19†	$5.83	.13	.26	.39	(.20)	(.20)	$6.02	6.79*	$140,492	.52*	2.21*	549*
12/31/18	6.14	.30	(.35)	(.05)	(.26)	(.26)	5.83	(.98)	130,502	1.05	5.02	790
12/31/17	6.07	.30	.12	.42	(.35)	(.35)	6.14	7.12	136,889	1.03	5.04	1,100
12/31/16	6.22	.33	(.04)	.29	(.44)	(.44)	6.07	5.42	139,483	1.04[f]	5.63[f]	846
12/31/15	7.01	.31	(.46)	(.15)	(.64)	(.64)	6.22	(2.34)	157,069	1.00	4.76	876
12/31/14	7.57	.36	(.32)	.04	(.60)	(.60)	7.01	.35	189,608	1.01	5.02	408

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 43

Notes to financial statements 6/30/19 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2019 through June 30, 2019.

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale

44 Putnam VT Diversified Income Fund

price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract.

Putnam VT Diversified Income Fund 45

This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may

46 Putnam VT Diversified Income Fund

occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $3,098,007 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,970,477 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2018, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$34,129,118	$16,540,641	$50,669,759

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $255,533,009, resulting in gross unrealized appreciation and depreciation of $20,002,920 and $23,252,127, respectively, or net unrealized depreciation of $3,249,207.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 44.6% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.268% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2021, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$23,205
Class IB	47,351
Total	$70,556

Putnam VT Diversified Income Fund 47

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $204 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $143, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments (Long-term)	$1,071,338,804	$1,117,962,009
U.S. government securities
(Long-term)	—	—
Total	$1,071,338,804	$1,117,962,009

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/19		Year ended 12/31/18		Six months ended 6/30/19		Year ended 12/31/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	164,684	$979,016	281,364	$1,718,544	2,270,375	$13,541,018	5,615,230	$34,177,537
Shares issued in connection with
reinvestment of distributions	405,503	2,368,140	530,153	3,170,313	751,417	4,410,819	959,060	5,754,359
	570,187	3,347,156	811,517	4,888,857	3,021,792	17,951,837	6,574,290	39,931,896
Shares repurchased	(646,479)	(3,852,205)	(1,570,862)	(9,514,426)	(2,070,484)	(12,332,085)	(6,498,759)	(39,432,516)
Net increase (decrease)	(76,292)	$(505,049)	(759,345)	$(4,625,569)	951,308	$5,619,752	75,531	$499,380

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/18	Purchase cost	Sale proceeds	Investment income	6/30/19
Short-term investments
Putnam Short Term Investment
Fund**	$26,991,482	$44,941,415	$25,902,693	$462,482	$46,030,204
Total Short-term investments	$26,991,482	$44,941,415	$25,902,693	$462,482	$46,030,204

**Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by

48 Putnam VT Diversified Income Fund

assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$80,300,000
Purchased currency option contracts (contract amount)	$13,300,000
Purchased swap option contracts (contract amount)	$604,000,000
Written TBA commitment option contracts (contract amount)	$88,900,000
Written currency option contracts (contract amount)	$17,000,000
Written swap option contracts (contract amount)	$595,800,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$173,800,000
OTC interest rate swap contracts (notional)	$5,400,000
Centrally cleared interest rate swap contracts (notional)	$789,100,000
OTC total return swap contracts (notional)	$28,400,000
Centrally cleared total return swap contracts (notional)	$88,700,000
OTC credit default contracts (notional)	$56,100,000
Centrally cleared credit default contracts (notional)	$6,500,000
Warrants (number of warrants)	400

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Payables,
Net assets —
Unrealized
Credit contracts	Receivables	$1,362,390	depreciation	$4,739,615*
Investments,
Foreign exchange contracts	Receivables	472,628	Payables	1,166,430
	Investments,		Payables,
	Receivables, Net		Net assets —
	assets — Unreal-		Unrealized
Interest rate contracts	ized appreciation	18,366,660*	depreciation	14,242,575*
Total		$20,201,678		$20,148,620

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

				Forward
Derivatives not accounted for as hedging				currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(125,571)	$(125,571)
Foreign exchange contracts	—	37,138	—	148,125	—	$185,263
Equity contracts	47	—	—	—	—	$47
Interest rate contracts	—	468,942	45,064	—	(2,831,701)	$(2,317,695)
Total	$47	$506,080	$45,064	$148,125	$(2,957,272)	$(2,257,956)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

				Forward
Derivatives not accounted for as hedging				currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$1,742,147	$1,742,147
Foreign exchange contracts	—	(1,135)	—	148,191	—	$147,056
Equity contracts	(69)	—	—	—	—	$(69)
Interest rate contracts	—	(175,915)	(27,602)	—	3,676,708	$3,473,191
Total	$(69)	$(177,050)	$(27,602)	$148,191	$5,418,855	$5,362,325

Putnam VT Diversified Income Fund 49

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
OTC Interest rate
swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$103,568	$—	$—	$—	$—	$—	$—	$—	$—	$—	$103,568
Centrally cleared interest rate
swap contracts§	—	—	433,205	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	433,205
OTC Total return
swap contracts*#	—	40,529	—	—	5,038	—	7,364	—	15,448	—	2,179	33,849	—	—	—	—	—	—	104,407
Centrally cleared total return
swap contracts§	—	—	72,822	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	72,822
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	10	—	—	—	—	10
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	209,569	406,350	—	270,594	—	—	273,311	87,357	115,199	—	—	—	—	1,362,380
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	8,754	—	—	—	—	—	—	8,754
Forward currency contracts#	102,829	32,700	—	—	34,128	—	1,878	—	66,324	29,391	49,050	—	—	—	57,900	42,196	5,006	2,460	423,862
Forward premium swap
option contracts#	185,288	78,712	—	—	20,653	—	—	—	12,413	—	194,411	—	—	157,644	—	—	—	—	649,121
Purchased swap options**#	775,006	71,708	—	—	15,566	—	—	—	959,030	—	4,665,888	—	—	3,147,205	—	—	—	—	9,634,403
Purchased options**#	—	—	—	—	—	—	—	—	—	48,766	83,965	—	—	—	—	—	—	—	132,731
Total Assets	$1,063,123	$223,649	$506,027	$—	$75,385	$209,569	$415,592	$—	$1,427,377	$78,157	$4,995,493	$315,914	$87,357	$3,420,058	$57,900	$42,196	$5,006	$2,460	$12,925,263
Liabilities:
OTC Interest rate
swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Centrally cleared interest rate
swap contracts§	—	—	363,522	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	363,522
OTC Total return
swap contracts*#	—	57,705	—	—	—	—	28,737	3,508	46,901	—	12,130	2,631	—	—	—	—	—	—	151,612
Centrally cleared total return
swap contracts§	—	—	46,449	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	46,449
OTC Credit default contracts —
protection sold*#	96,403	—	—	—	—	623,084	852,879	—	579,914	—	—	1,040,847	126,274	836,172	—	—	—	—	4,155,573
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	10	—	—	—	—	—	—	—	—	—	—	—	—	10
Centrally cleared credit
default contracts§	—	—	11,360	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	11,360
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	10,146	—	—	—	—	—	—	10,146
Forward currency contracts#	57,728	95,186	—	—	149,183	—	41,016	—	140,912	91,663	102,702	—	—	—	125,275	178,261	159,825	7,773	1,149,524
Forward premium swap
option contracts#	109,495	40,368	—	—	56,212	—	—	—	40,497	—	448,652	—	—	126,220	—	—	—	—	821,444
Written swap options#	1,415	74,642	—	—	7,862	—	—	—	699,582	—	3,377,293	—	—	3,199,828	—	—	—	—	7,360,622
Written options#	—	—	—	—	—	—	—	—	—	16,906	83,292	—	—	—	—	—	—	—	100,198
Total Liabilities	$265,041	$267,901	$421,331	$—	$213,257	$623,094	$922,632	$3,508	$1,507,806	$108,569	$4,024,069	$1,053,624	$126,274	$4,162,220	$125,275	$178,261	$159,825	$7,773	$14,170,460
Total Financial and Derivative
Net Assets	$798,082	$(44,252)	$84,696	$—	$(137,872)	$(413,525)	$(507,040)	$(3,508)	$(80,429)	$(30,412)	$971,424	$(737,710)	$(38,917)	$(742,162)	$(67,375)	$(136,065)	$(154,819)	$(5,313)	$(1,245,197)
Total collateral
received (pledged)†##	$771,024	$—	$—	$—	$(137,872)	$(360,173)	$(462,886)	$—	$(35,917)	$—	$971,424	$(737,710)	$—	$(742,162)	$(67,375)	$(110,889)	$(110,889)	$—
Net amount	$27,058	$(44,252)	$84,696	$—	$—	$(53,352)	$(44,154)	$(3,508)	$(44,512)	$(30,412)	$—	$—	$(38,917)	$—	$—	$(25,176)	$(43,930)	$(5,313)

50 Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund 51

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Controlled collateral received
(including TBA commitments)**	$771,024	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,030,000	$13,000	$—	$—	$—	$—	$—	$—	$1,814,024
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$(112,717)	$(233,547)	$(360,173)	$(462,886)	$—	$(35,917)	$—	$—	$(747,237)	$—	$(757,349)	$(151,590)	$(110,889)	$(110,889)	$—	$(3,083,194)

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $130,697 and $2,483,426, respectively.

Note 10 — New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The adoption of these amendments is not material to the financial statements.

52 Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund 53

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2019, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2019, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2019 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2019. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements under the management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2018. These expense limitations were: (i) a contractual expense limitation applicable to all open-end funds of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called

54 Putnam VT Diversified Income Fund

“other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2018. Putnam Management and PSERV have agreed to maintain these expense limitations until at least April 30, 2021. The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fifth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2018. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2018 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients, including defined benefit pension and profit-sharing plans and sub-advised mutual funds. This information included, in cases where an institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, after a strong start to the year, 2018 was a mixed year for the Putnam funds, with the Putnam open-end Funds’ performance, on an asset-weighted basis, ranking in the 54th percentile of their Lipper Inc. (“Lipper”) peers (excluding those Putnam funds that are evaluated based on their total returns versus selected investment benchmarks). The Trustees also noted that The Putnam Funds were ranked by the Barron’s/Lipper Fund Families survey as the 41st-best performing mutual fund complex out of 57 complexes for the one-year period ended December 31, 2018 and the 29th-best performing mutual fund complex out of 55 complexes for the five-year period ended December 31, 2018. The Trustees observed that The Putnam Funds’ performance over the longer-term continued to be strong, ranking 6th out of 49 mutual fund complexes in the survey over the ten-year period ended 2018. In addition, the Trustees noted that 22 of the Funds were four- or five-star rated by Morningstar Inc. at the end of 2018. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2018 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns with the returns of selected investment benchmarks. In the case of your

Putnam VT Diversified Income Fund 55

fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) — General Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2018 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
2nd	1st	3rd

Over the one-year, three-year and five-year periods ended December 31, 2018, there were 51, 41 and 37 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires in 2018 to strengthen its investment team.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

56 Putnam VT Diversified Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisor	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	Robert E. Patterson
George Putnam, III
Marketing Services	Legal Counsel	Robert L. Reynolds
Putnam Retail Management	Ropes & Gray LLP	Manoj P. Singh
100 Federal Street
Boston, MA 02110

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Diversified Income Fund 57

This report has been prepared for the shareholders	TR502
of Putnam VT Diversified Income Fund.	VTSA028 317440 8/19

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 27, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 27, 2019